UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:	811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
(Exact name of registrant as specified in charter)

470 Park Avenue South
New York, NY 10016
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(800) 930-3828
Registrant’s telephone number, including area code

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - March 31, 2015 (Unaudited)

Identifier	COMMON STOCKS - 98.62%	Shares	Value
	Administrative and Support Services - 0.23%
CRMZ	CreditRiskMonitor.com, Inc.	600	$1,866
CTRP	Ctrip.com International Limited - ADR*	5,800	339,996
IILG	Interval Leisure Group, Inc.	200	5,242
			347,104
	Broadcasting (except Internet) - 4.45%
CBS	CBS Corporation - Class B	18,000	1,091,340
SSP	The E.W. Scripps Company - Class A*	77,500	2,204,100
DIS	The Walt Disney Company^	33,300	3,492,837
			6,788,277
	Cable Distributor - 8.37%
LBRDA	Liberty Broadband Corporation - Series A*	29,500	1,666,160
LBRDK	Liberty Broadband Corporation - Series C*	73,100	4,137,460
LBTYK	Liberty Global plc - Series C*	140,000	6,973,400
			12,777,020
	Computer and Electronic Product Manufacturing - 0.27%
QCOM	QUALCOMM Inc.	6,000	416,040

	Credit Intermediation and Related Activities - 0.36%
TREE	LendingTree, Inc.*^	9,833	550,746

	Data Processing, Hosting and Related Services - 0.26%
CSGP	CoStar Group, Inc.*^	2,000	395,660

	Data Processor - 3.67%
MA	MasterCard, Inc. - Class A	29,200	2,522,588
VRSK	Verisk Analytics, Inc. - Class A*	7,700	549,780
V	Visa, Inc. - Class A	38,800	2,537,908
			5,610,276
	Defense - 2.79%
CACI	CACI International, Inc. - Class A*	36,000	3,237,120
MANT	ManTech International Corporation - Class A	30,000	1,018,200
			4,255,320
	E-Commerce - 11.38%
EBAY	eBay, Inc.*	72,000	4,152,960
IACI	IAC/InterActiveCorp	48,000	3,238,560
QVCA	Liberty Interactive Corporation - Class A*	342,000	9,982,980
			17,374,500
	Gaming - 1.02%
200 HK	Melco International Development Limited	920,000	1,549,818

	Global Exchanges - 0.13%
JSE SJ	JSE Limited	20,000	203,051

	Holding Company - 2.21%
IEP	Icahn Enterprises LP	37,689	3,379,196

	Media - 29.81%
DISCA	Discovery Communications, Inc. - Class A*	101,700	3,128,292
DISCK	Discovery Communications, Inc. - Class C*	98,000	2,888,550
LMCA	Liberty Media Corporation - Class A*	118,000	4,548,900
LMCK	Liberty Media Corporation - Class C*	192,000	7,334,400
LTRPA	Liberty TripAdvisor Holdings Inc. - Series A*	108,000	3,433,320
LVNTA	Liberty Ventures - Series A*	165,977	6,972,694
SNI	Scripps Networks Interactive - Class A	77,000	5,279,120
STRZA	Starz - Class A*	128,700	4,428,567
TWX	Time Warner, Inc.	50,000	4,222,000
VIAB	Viacom Inc. - Class B	48,000	3,278,400
			45,514,243

	Motion Picture and Sound Recording Industries - 2.22%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	140,200	3,392,840

	Motor Vehicle and Parts Dealers - 0.72%
AN	AutoNation, Inc.*	17,200	1,106,476

	Non-Store Retailers - 1.42%
CPRT	Copart, Inc.*	38,860	1,459,970
LE	Lands’ End, Inc.*	120	4,306
OSTK	Overstock.com, Inc.*^	1,000	24,220
BID	Sotheby’s	16,000	676,160
			2,164,656
	Other Exchanges - 0.05%
CBOE	CBOE Holdings Inc.	1,200	68,886

	Other Information Services - 8.29%
GOOGL	Google Inc. - Class A*	8,600	4,770,420
GOOG	Google Inc. - Class C*	10,000	5,480,000
YHOO	Yahoo! Inc.*	54,000	2,399,490
			12,649,910
	Performing Arts, Spectator Sports, and Related Industries - 5.48%
LYV	Live Nation Entertainment, Inc.*	130,000	3,279,900
MSG	The Madison Square Garden Company - Class A*	60,000	5,079,000
			8,358,900
	Professional, Scientific, and Technical Services - 0.01%
MWW	Monster Worldwide, Inc.*	2,000	12,680

	Rental and Leasing Services - 0.15%
CDCO	Comdisco Holding Company, Inc.*	56,000	232,400

	Satellite Telecommunications - 14.40%
DISH	DISH Network Corp. - Class A*	140,000	9,808,400
SATS	EchoStar Corporation - Class A*	212,600	10,995,672
LORL	Loral Space & Communications Inc.*	8,600	588,584
VSAT	ViaSat, Inc.*	10,000	596,100
			21,988,756
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.91%
ICE	IntercontinentalExchange Group, Inc.	1,800	419,886
MKTX	MarketAxess Holdings, Inc.	5,700	472,530
OTCM	OTC Markets Group Inc. - Class A^	30,600	503,370
			1,395,786
	Telecommunications - 0.02%
ICTG	ICTC Group Inc.*	149	2,682
9984 JP	SoftBank Corp.	400	23,279
			25,961
	TOTAL COMMON STOCKS (cost $70,619,917)		150,558,502

	ESCROW NOTES - 0.00%	Principal Amount
	Special Purpose Entity - 0.00%
006ESC958	Adelphia Communications Corp. Preferred*+	$190,000	–

	TOTAL ESCROW NOTES (cost $0)		–

	RIGHTS - 0.08%	Shares
	Rental and Leasing Services - 0.08%
CDCOR	Comdisco Holding Company, Inc.*^#	1,800,000	116,100

	TOTAL RIGHTS (cost $21,919)		116,100

	SHORT-TERM INVESTMENTS - 1.32%	Principal Amount
	Commercial Paper - 1.32%
0492222575	U.S. Bank N.A., 0.02%, 04/01/2015	$2,015,000	2,015,000

	Money Market Funds - 0.00%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	995	995
	TOTAL SHORT-TERM INVESTMENTS (cost $2,015,995)		2,015,995

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.80%
	Money Market Funds - 2.80%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.22%b	4,275,292	4,275,292
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $4,275,292)		4,275,292

	TOTAL INVESTMENTS - 102.82% (cost $76,933,123)(a)		$156,965,889

Percentages are stated as a percent of net assets.

* -	Non-income producing security.
^ -	This security or a portion of this security was out on loan at March 31, 2015. Total loaned securities had a market value of $4,093,819 at March 31, 2015.
+ -	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
# -	Contingent value right (contingent upon profitability of company).
b -	The rate quoted is the annualized seven-day yield as of March 31, 2015.
ADR -	American Depository Receipt.

(a) Cost for Federal income tax purposes as of March 31, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments.  For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.  Net unrealized appreciation is as follows:

Gross unrealized appreciation	$80,189,457
Gross unrealized depreciation	(156,691)
Net unrealized appreciation	$80,032,766

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments - March 31, 2015 (Unaudited)

Identifier	COMMON STOCKS - 98.21%	Shares	Value
	Apparel Manufacturing - 1.96%
MC FP	LVMH Moet Hennessy Louis Vuitton SA	1,000	$176,501

	Asset Management - 7.67%
APO	Apollo Global Management LLC - Class A	300	6,480
BAM	Brookfield Asset Management Inc. - Class A	4,000	214,440
JZCP LN	JZ Capital Partners Limited	10,000	61,338
ONEXF	Onex Corporation	7,000	406,910
			689,168
	Beverage and Tobacco Product Manufacturing - 0.14%
CWGL	Crimson Wine Group Limited*	1,350	12,285

	Cable Distributor - 2.22%
ATC NA	Altice SA*	100	10,844
LBRDA	Liberty Broadband Corporation - Series A*	900	50,832
LBRDK	Liberty Broadband Corporation - Series C*	2,340	132,444
NUM FP	Numericable Group SA*	100	5,456
			199,576
	Chemical Manufacturing - 1.43%
PAH	Platform Specialty Products Corporation*	5,000	128,300

	Clothing and Clothing Accessories Stores - 0.19%
RMS FP	Hermes International	48	16,949

	Construction of Buildings - 0.43%
LEN	Lennar Corporation - Class A	200	10,362
TPH	TRI Pointe Homes, Inc.*	1,800	27,774
			38,136
	Credit Intermediation and Related Activities - 0.03%
IFT	Imperial Holdings, Inc.*	400	2,788

	Crop Production - 0.27%
CRESY	Cresud S.A.C.I.F.y A. - ADR*	1,785	24,562

	E-Commerce - 4.68%
QVCA	Liberty Interactive Corporation - Class A*	14,400	420,336

	Electronics and Appliance Stores - 0.17%
SHOS	Sears Hometown and Outlet Stores Inc.*	2,000	15,440

	European Exchanges - 1.55%
BME SM	Bolsas y Mercados Espanoles	3,130	139,602

	Gaming - 1.40%
WYNN	Wynn Resorts Limited	1,000	125,880

	General Merchandise Stores - 3.62%
SRSC	Sears Canada Inc.*^	6,600	60,786
SHLD	Sears Holdings Corporation*^	6,400	264,832
			325,618
	Global Exchanges - 0.37%
BVMF3 BZ	BM&FBOVESPA SA	9,470	33,025

	Holding Company - 18.52%
BOL FP	Bollore SA	92,500	493,024
CKI CN	Clarke Inc.	32,000	257,708
DDEJF	Dundee Corporation - Class A*	35,800	334,014
HRG	HRG Group, Inc.*	200	2,496
IEP	Icahn Enterprises LP	5,994	537,422
INVEB SS	Investor AB - B Shares	100	3,991
PVF CN	Partners Value Fund Inc.*	1,200	36,525
			1,665,180
	Insurance Carriers and Related Activities - 0.44%
AFSI	AmTrust Financial Services, Inc.^	500	28,493
FRFHF	Fairfax Financial Holdings Limited	20	11,172
			39,665
	Jewelry, Watch, Precious Stone, and Precious Metal Merchant Wholesalers - 2.51%
CFR VX	Compagnie Financiere Richemont SA	2,800	225,602

	Lessors of Nonresidential Buildings (except Miniwarehouses) - 6.90%
HHC	The Howard Hughes Corporation*	4,000	620,080

	Media - 12.01%
DISCA	Discovery Communications, Inc. - Class A*	1,200	36,912
DISCK	Discovery Communications, Inc. - Class C*	1,200	35,370
LMCA	Liberty Media Corporation - Class A*	3,600	138,780
LMCK	Liberty Media Corporation - Class C*	7,200	275,040
LTRPA	Liberty TripAdvisor Holdings Inc. - Series A*	5,200	165,308
LVNTA	Liberty Ventures - Series A*	7,332	308,017
STRZA	Starz - Class A*	3,494	120,229
			1,079,656
	Mining (except Oil and Gas) - 0.92%
FNV	Franco-Nevada Corporation	1,200	58,248
NCQ	NovaCopper Inc.*^	666	413
NG	NovaGold Resources Inc.*^	4,000	11,840
SAND	Sandstorm Gold Limited*^	3,600	11,808
			82,309
	Motion Picture and Sound Recording Industries - 1.94%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	7,200	174,240

	Oil and Gas - 4.35%
TPL	Texas Pacific Land Trust	2,700	391,095

	Oil and Gas Extraction - 6.85%
CLR	Continental Resources, Inc.*	2,100	91,707
POU CN	Paramount Resources Limited - Class A*	1,410	34,734
SEMUF	Siem Industries Inc.*	6,600	429,000
TOU CN	Tourmaline Oil Corp.*	2,000	60,526
			615,967
	Oil Refining - 1.06%
PARR	Par Petroleum Corporation*	4,114	95,486

	Other Information Services - 0.01%
IIJI	Internet Initiative Japan Inc. - ADR	100	822

	Publishing Industries (except Internet) - 0.09%
PRISY	Promotora de Informaciones S.A. - ADR*	1,803	2,200
PRS SM	Promotora de Informaciones S.A. - Class A*	18,310	5,886
			8,086
	Real Estate - 5.59%
BPY	Brookfield Property Partners LP	281	6,814
BRE CN	Brookfield Real Estate Services, Inc.	5,050	55,981
CIT SP	City Developments Limited	8,000	58,644
DRM CN	Dream Unlimited Corp. - Class A*	52,400	381,452
			502,891

	Restaurants - 6.83%
QSP-U CN	Restaurant Brands International LP	18	658
QSR	Restaurant Brands International, Inc.	1,782	68,447
WEN	The Wendy’s Company	50,000	545,000
			614,105
	Satellite Telecommunications - 3.24%
DISH	DISH Network Corp. - Class A*	1,800	126,108
SATS	EchoStar Corporation - Class A*	3,200	165,504
			291,612
	Telecommunications - 0.41%
CWC LN	Cable & Wireless Communications plc	9,000	8,137
9984 JP	SoftBank Corp.	500	29,099
			37,236
	Transportation - 0.04%
CKN LN	Clarkson plc	100	3,338

	Transportation Equipment Manufacturing - 0.37%
HEI/A	HEICO Corporation - Class A	675	33,439

	TOTAL COMMON STOCKS
	(cost $7,318,335)		8,828,975

		Principal
	CORPORATE BONDS - 0.42%	Amount
	General Merchandise Stores - 0.42%
	Sears Holdings Corporation
812350AF3	8.000%, 12/15/2019	$39,500	37,525
	TOTAL CORPORATE BONDS
	(cost $39,500)		37,525

	MUTUAL FUNDS - 0.65%	Shares
	Funds, Trusts, and Other Financial Vehicles - 0.65%
TRF	Templeton Russia and East European Fund, Inc.	6,000	58,980

	TOTAL MUTUAL FUNDS
	(cost $79,645)		58,980

	WARRANTS - 0.39%
	General Merchandise Stores - 0.39%
SHLDW	Sears Holdings Corporation*^	1,390	34,750

	TOTAL WARRANTS
	(cost $19,439)		34,750

	SHORT-TERM INVESTMENTS - 0.81%	Principal Amount
	Commercial Paper - 0.80%
0492222575	U.S. Bank N.A., 0.02%, 04/01/2015	$72,000	72,000
		Shares
	Money Market Funds - 0.01%
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	758	758
	TOTAL SHORT-TERM INVESTMENTS
	(cost $72,758)		72,758

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 6.05%
	Money Market Funds - 6.05%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.22%b	544,347	544,347
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $544,347)		544,347

	TOTAL INVESTMENTS - 106.53%
	(cost $8,074,024)		$9,577,335

Percentages are stated as a percent of net assets.

* -	Non-income producing security.
^ -	This security or a portion of this security was out on loan at March 31, 2015. Total loaned securities had a market value of $516,862 at March 31, 2015.
b -	The rate quoted is the annualized seven-day yield as of March 31, 2015.
ADR -	American Depository Receipt.

(a)Cost for Federal income tax purposes as of March 31, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments.

Gross unrealized appreciation	$2,569,400
Gross unrealized depreciation	(1,066,089)
Net unrealized appreciation	$1,503,311

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - March 31, 2015 (Unaudited)

Identifier	COMMON STOCKS - 96.66%	Shares	Value
	Apparel Manufacturing - 0.20%
LB	L Brands, Inc.	24,600	$2,319,534

	Asset Management - 6.98%
APO	Apollo Global Management LLC - Class A	1,000	21,600
BAM	Brookfield Asset Management Inc. - Class A^	1,014,500	54,387,345
GBL	GAMCO Investors, Inc. - Class A	500	39,255
JZCP LN	JZ Capital Partners Limited	8,400	51,524
ONEXF	Onex Corporation	385,600	22,414,928
RCP LN	RIT Capital Partners plc	21,400	497,438
806 HK	Value Partners Group Limited	1,937,000	1,826,404
WETF	WisdomTree Investments, Inc.^	18,000	386,280
			79,624,774
	Beverage and Tobacco Product Manufacturing - 0.14%
BF/A	Brown-Forman Corporation - Class A	450	40,851
ROX	Castle Brands, Inc.*^	72,000	100,800
CWGL	Crimson Wine Group Limited*	163,760	1,490,216
			1,631,867
	Broadcasting (except Internet) - 1.29%
CBS	CBS Corporation - Class B	239,200	14,502,696
TRCO	Tribune Media Company - Class A	2,800	170,268
			14,672,964
	Cable Distributor - 2.62%
LBRDA	Liberty Broadband Corporation - Series A*	143,300	8,093,584
LBRDK	Liberty Broadband Corporation - Series C*	385,500	21,819,300
			29,912,884
	Chemical Manufacturing - 0.32%
PAH	Platform Specialty Products Corporation*	140,900	3,615,494
VHI	Valhi, Inc.^	2,000	12,460
			3,627,954
	Construction of Buildings - 0.21%
GRBK	Green Brick Partners, Inc.*^	3,600	29,790
LEN	Lennar Corporation - Class A^	25,400	1,315,974
TPH	TRI Pointe Homes, Inc.*	67,800	1,046,154
			2,391,918
	Credit Intermediation and Related Activities - 0.00%
IFT	Imperial Holdings, Inc.*^	8,400	58,548

	E-Commerce - 2.82%
IACI	IAC/InterActiveCorp	12,400	836,628
QVCA	Liberty Interactive Corporation - Class A*	1,075,600	31,396,764
			32,233,392
	Electronics and Appliance Stores - 0.07%
SHOS	Sears Hometown and Outlet Stores Inc.*	110,000	849,200

	Gaming - 1.92%
LVS	Las Vegas Sands Corp.	179,200	9,863,168
MGM	MGM Resorts International*^	178,800	3,760,164
WYNN	Wynn Resorts Limited	65,900	8,295,492
			21,918,824
	General Merchandise Stores - 1.92%
SRSC	Sears Canada Inc.*^	467,600	4,306,596
SHLD	Sears Holdings Corporation*^	424,180	17,552,568
			21,859,164
	Global Exchanges - 0.20%
JSE SJ	JSE Limited	225,000	2,284,319

	Holding Company - 9.12%
BOL FP	Bollore SA	626,600	3,339,773
DDEJF	Dundee Corporation - Class A*	172,200	1,606,626
IEP	Icahn Enterprises LP	939,918	84,273,048
LUK	Leucadia National Corporation	663,800	14,796,102
PVF CN	Partners Value Fund Inc.*	800	24,350
			104,039,899
	Insurance Carriers and Related Activities - 1.56%
AFSI	AmTrust Financial Services, Inc.^	4,400	250,734
FRFHF	Fairfax Financial Holdings Limited	120	67,033
MKL	Markel Corporation*	22,732	17,479,999
			17,797,766
	Lessors of Nonresidential Buildings (except Miniwarehouses) - 12.98%
HHC	The Howard Hughes Corporation*	923,900	143,222,978
RSE	Rouse Properties, Inc.^	262,600	4,978,896
			148,201,874
	Lessors of Residential Buildings and Dwellings - 0.72%
ELS	Equity Lifestyle Properties, Inc. - REIT	149,200	8,198,540

	Machinery Manufacturing - 0.07%
CFX	Colfax Corporation*^	17,000	811,410

	Manufactured Brands - 3.55%
JAH	Jarden Corporation*	765,800	40,510,820
MOV	Movado Group, Inc.^	800	22,816
			40,533,636

	Media - 11.41%
DISCA	Discovery Communications, Inc. - Class A*	358,400	11,024,384
DISCK	Discovery Communications, Inc. - Class C*	278,800	8,217,630
LMCA	Liberty Media Corporation - Class A*	597,600	23,037,480
LMCK	Liberty Media Corporation - Class C*	1,045,600	39,941,920
LTRPA	Liberty TripAdvisor Holdings Inc. - Series A*^	155,500	4,943,345
LVNTA	Liberty Ventures - Series A*	341,800	14,359,018
SNI	Scripps Networks Interactive - Class A^	64,400	4,415,264
STRZA	Starz - Class A*	575,200	19,792,632
VIAB	Viacom Inc. - Class B	66,400	4,535,120
			130,266,793
	Mining (except Oil and Gas) - 1.26%
FNV	Franco-Nevada Corporation	286,200	13,892,148
OAK	Oaktree Capital Group LLC^	8,200	423,612
SAND	Sandstorm Gold Limited*^	9,000	29,520
			14,345,280
	Motion Picture and Sound Recording Industries - 3.23%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	1,523,400	36,866,280

	Motor Vehicle and Parts Dealers - 5.02%
AN	AutoNation, Inc.*	891,100	57,324,463

	Non-Store Retailers - 0.30%
LE	Lands’ End, Inc.*	95,000	3,408,600

	Oil and Gas - 7.46%
TPL	Texas Pacific Land Trust^c	587,600	85,113,860

	Oil and Gas Extraction - 2.12%
CNQ	Canadian Natural Resources Limited	65,600	2,014,576
CLR	Continental Resources, Inc.*^	186,200	8,131,354
SEMUF	Siem Industries Inc.*	29,700	1,930,500
TOU CN	Tourmaline Oil Corp.*	400,400	12,117,431
			24,193,861
	Oil Refining - 0.06%
PARR	Par Petroleum Corporation*	28,892	670,583

	Other Exchanges - 3.51%
CBOE	CBOE Holdings Inc.	686,800	39,425,754
URB/A CN	Urbana Corporation - Class A	398,178	635,048
			40,060,802
	Other Information Services - 0.02%
GOOGL	Google Inc. - Class A*	30	16,641
GOOG	Google Inc. - Class C*	430	235,640
			252,281
	Performing Arts, Spectator Sports, and Related Industries - 3.72%
LYV	Live Nation Entertainment, Inc.*	1,685,200	42,517,596

	Pharmaceuticals - 0.00%
OPK	OPKO Health, Inc.*^	4,000	56,680

	Real Estate - 2.66%
BPY	Brookfield Property Partners LP^	71,064	1,723,302
DRM CN	Dream Unlimited Corp. - Class A*	299,000	2,176,606
FCE/A	Forest City Enterprises, Inc. - Class A*	852,600	21,758,352
UE	Urban Edge Properties - REIT	16,600	393,420
VNO	Vornado Realty Trust - REIT^	38,400	4,300,800
			30,352,480
	Restaurants - 2.84%
QSP-U CN	Restaurant Brands International LP^	124	4,534
QSR	Restaurant Brands International, Inc.	12,276	471,521
WEN	The Wendy’s Company	2,928,000	31,915,200
			32,391,255
	Satellite Telecommunications - 6.10%
DISH	DISH Network Corp. - Class A*	630,800	44,193,848
SATS	EchoStar Corporation - Class A*	490,900	25,389,348
LORL	Loral Space & Communications Inc.*	300	20,532
			69,603,728
	Support Activities for Transportation - 0.01%
357 HK	HNA Infrastructure Company Limited	106,000	97,760

	Transportation Equipment Manufacturing - 0.01%
HEI/A	HEICO Corporation - Class A	1,250	61,925

	Utilities - 0.24%
BIP	Brookfield Infrastructure Partners LP	59,000	2,686,860

	TOTAL COMMON STOCKS
	(cost $667,775,550)		1,103,239,554

		Principal
	CORPORATE BONDS - 0.14%	Amount
	General Merchandise Stores - 0.14%
812350AF3	Sears Holdings Corporation
	8.00%, 12/15/2019	$1,641,000	1,558,950

	TOTAL CORPORATE BONDS
	(cost $1,641,000)		1,558,950

	ESCROW NOTES - 0.00%
	Special Purpose Entity - 0.00%
006ESCBG1	Adelphia Communications Corp.*+	200,000	-

	TOTAL ESCROW NOTES
	(cost $0)		-

	MUTUAL FUNDS - 0.00%	Shares
	Funds, Trusts, and Other Financial Vehicles - 0.00%
TRF	Templeton Russia and East European Fund, Inc.	2,200	21,626

	TOTAL MUTUAL FUNDS
	(cost $32,396)		21,626

	WARRANTS - 0.21%
	General Merchandise Stores - 0.21%
SHLDW	Sears Holdings Corporation*^	94,631	2,365,775

	TOTAL WARRANTS
	(cost $1,567,656)		2,365,775

		Principal
	SHORT-TERM INVESTMENTS - 2.06%	Amount
	Commercial Paper - 2.06%
0492222575	U.S. Bank N.A., 0.02%, 04/01/2015	$23,533,000	23,533,000

	Money Market Funds - 0.00%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	764	764

	TOTAL SHORT-TERM INVESTMENTS
	(cost $23,533,764)		23,533,764

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 6.43%
Money Market Funds - 6.43%
Mount Vernon Securities Lending Trust - Prime Portfolio, 0.22%b	73,399,826	73,399,826

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $73,399,826)		73,399,826

TOTAL INVESTMENTS - 105.50%
(cost $767,950,192)(a)		$1,204,119,495

Percentages are stated as a percent of net assets.

* -	Non-income producing security.
^ -	This security or a portion of this security was out on loan at March 31, 2015. Total loaned securities had a market value of $70,297,894 at March 31, 2015.
+ -	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b -	The rate quoted is the annualized seven-day yield as of March 31, 2015.
c -	Affiliate issuer.
REIT -	Real Estate Investment Trust.

(a) Cost for Federal income tax purposes as of March 31, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments.  For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.  Net unrealized appreciation is as follows:

Gross Unrealized Appreciation	$489,044,448
Gross Unrealized Depreciation	(52,875,145)
Net Unrealized Appreciation	$436,169,303

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - March 31, 2015 (Unaudited)

Identifier	COMMON STOCKS - 99.31%	Shares	Value
	Chemical Manufacturing - 11.22%
AGEN	Agenus, Inc.*^	148	$759
APHB	AmpliPhi Biosciences Corp.*	1,000	295
CELG	Celgene Corporation*	5,000	576,400
GILD	Gilead Sciences, Inc.*	8,000	785,040
IMNP	Immune Pharmaceuticals Inc.*	17	30
LONN VX	Lonza Group AG	5,000	625,129
MMRF	MMRGlobal Inc.*	43,000	258
RCPT	Receptos, Inc.*	8,000	1,319,120
			3,307,031
	Pharmaceutical and Biotechnology - 79.82%
ABBV	AbbVie Inc.	14,000	819,560
ALKS	Alkermes plc*	25,000	1,524,250
ARNA	Arena Pharmaceuticals, Inc.*^	45,000	196,650
AZN	AstraZeneca plc - ADR	13,000	889,590
BIIB	Biogen Inc.*	7,250	3,061,240
BMY	Bristol-Myers Squibb Company	34,000	2,193,000
CLDX	Celldex Therapeutics Inc.*^	26,294	732,814
DNDNQ	Dendreon Corporation*^	34,000	1,326
LLY	Eli Lilly & Company	23,000	1,670,950
GSK	GlaxoSmithKline plc - ADR	22,673	1,046,359
ISIS	Isis Pharmaceuticals, Inc.*^	17,000	1,082,390
JNJ	Johnson & Johnson	14,000	1,408,400
MRK	Merck & Co., Inc.	16,000	919,680
MACK	Merrimack Pharmaceuticals, Inc.*^	19,000	225,720
NVS	Novartis AG - ADR	18,000	1,774,980
ONTY	Oncothyreon, Inc.*	33,333	54,333
OSIR	Osiris Therapeutics, Inc.*^	19,000	334,020
PFE	Pfizer, Inc.	46,000	1,600,340
PGNX	Progenics Pharmaceuticals, Inc.*	67,200	401,856
RHHBY	Roche Holding AG Limited - ADR	22,000	756,360
SNY	Sanofi - ADR	26,000	1,285,440
SHPG	Shire plc - ADR	6,000	1,435,740
SNTA	Synta Pharmaceuticals Corp.*^	16,000	31,040
VICL	Vical Inc.*	84,500	79,844
			23,525,882
	Professional, Scientific, and Technical Services - 8.27%
AFFX	Affymetrix, Inc.*^	104,000	1,306,240
AMRI	Albany Molecular Research, Inc.*^	56,000	985,600
CDXS	Codexis, Inc.*	5,611	25,586
ONTX	Onconova Therapeutics, Inc.*^	21,000	50,610
PACB	Pacific Biosciences of California Inc.*	12,000	70,080
			2,438,116
	TOTAL COMMON STOCKS
	(cost $17,745,031)		29,271,029

	RIGHTS - 0.06%
	Funds, Trusts, and Other Financial Vehicles - 0.02%
LGNDZ	Ligand Pharmaceuticals Inc.*	44,000	202
LGNXZ	Ligand Pharmaceuticals Inc.*	44,000	4,664
LGNYZ	Ligand Pharmaceuticals Inc.	44,000	1,408
LGNZZ	Ligand Pharmaceuticals Inc.*	44,000	396
			6,670
	Pharmaceutical and Biotechnology - 0.04%
GCVRZ	Sanofi*	15,538	10,535

	TOTAL RIGHTS
	(cost $0)		17,205

		Principal
	SHORT-TERM INVESTMENTS - 0.42%	Amount
	Commercial Paper - 0.42%
0492222575	U.S. Bank N.A., 0.02%, 04/01/2015	$123,000	123,000

	Money Market Funds - 0.00%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	18	18

	TOTAL SHORT-TERM INVESTMENTS
	(cost $123,018)		123,018

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 16.73%
	Money Market Funds - 16.73%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.22%b	4,930,139	4,930,139

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $4,930,139)		4,930,139

	TOTAL INVESTMENTS - 116.52%
	(cost $22,798,188)(a)		$34,341,391

Percentages are stated as a percent of net assets.

* -	Non-income producing security.
^ -	This security or a portion of this security was out on loan at March 31, 2015. Total loaned securities had a market value of $4,558,866 at March 31, 2015.
b -	The rate quoted is the annualized seven-day yield as of March 31, 2015.
ADR -	American Depository Receipt.

(a) Cost for Federal income tax purposes as of March 31, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments.  For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.  Net unrealized appreciation is as follows:

Gross Unrealized Appreciation	$13,377,645
Gross Unrealized Depreciation	(1,834,442)
Net Unrealized Appreciation	$11,543,203

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - March 31, 2015 (Unaudited)

Identifier	COMMON STOCKS - 99.09%	Shares	Value
	Asset Management - 5.15%
GBL	GAMCO Investors, Inc. - Class A	23,400	$1,837,134
JZCP LN	JZ Capital Partners Limited	196,400	1,204,685
OCX CN	Onex Corporation	194,100	11,271,608
RCP LN	RIT Capital Partners plc	135,200	3,142,693
SII CN	Sprott, Inc.	1,680	3,581
			17,459,701
	Chemical Manufacturing - 4.66%
IPAR	Inter Parfums, Inc.^	155,100	5,059,362
PAH	Platform Specialty Products Corporation*	418,300	10,733,578
			15,792,940
	Construction of Buildings - 4.03%
GRBK	Green Brick Partners, Inc.*	398,700	3,299,243
TPH	TRI Pointe Homes, Inc.*	672,700	10,379,761
			13,679,004
	Credit Intermediation and Related Activities - 1.41%
BOKF	BOK Financial Corporation^	11,400	697,908
IFT	Imperial Holdings, Inc.*^	588,200	4,099,754
			4,797,662
	Electronics and Appliance Stores - 0.85%
SHOS	Sears Hometown and Outlet Stores Inc.*	375,700	2,900,404

	Forestry and Logging - 0.01%
KEWL	Keweenaw Land Association Limited*	380	41,420

	Gaming - 1.17%
TPCA	Tropicana Entertainment Inc.*	256,600	3,982,432

	General Merchandise Stores - 2.23%
SRSC	Sears Canada Inc.*^	613,100	5,646,651
SHLD	Sears Holdings Corporation*^	46,500	1,924,170
			7,570,821
	Holding Company - 13.03%
DDEJF	Dundee Corporation - Class A*	884,900	8,256,117
IEP	Icahn Enterprises LP	336,294	30,152,120
PVF CN	Partners Value Fund Inc.*	191,000	5,813,470
			44,221,707
	Insurance Carriers and Related Activities - 3.18%
AFSI	AmTrust Financial Services, Inc.^	161,500	9,203,077
GLRE	Greenlight Capital Re, Limited - Class A*	50,200	1,596,360
			10,799,437
	Lessors of Nonresidential Buildings (except Miniwarehouses) - 10.17%
HHC	The Howard Hughes Corporation*	222,600	34,507,452

	Lessors of Residential Buildings and Dwellings - 0.11%
ELS	Equity LifeStyle Properties, Inc. - REIT	6,690	367,615

	Machinery Manufacturing - 0.49%
CFX	Colfax Corporation*^	34,500	1,646,685

	Manufactured Brands - 11.36%
JAH	Jarden Corporation*	697,825	36,914,943
MOV	Movado Group, Inc.^	57,200	1,631,344
			38,546,287
	Media - 1.98%
LTRPA	Liberty TripAdvisor Holdings Inc. - Series A*	32,200	1,023,638
LVNTA	Liberty Ventures - Series A*	32,200	1,352,722
STRZA	Starz - Class A*	125,800	4,328,778
			6,705,138

	Merchant Wholesalers, Durable Goods - 0.28%
DORM	Dorman Products, Inc.*^	19,200	955,200

	Mining (except Oil and Gas) - 0.05%
MUX	McEwen Mining Inc.*^	160,600	163,812

	Motion Picture and Sound Recording Industries - 4.19%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	587,900	14,227,180

	Motor Vehicle and Parts Dealers - 0.59%
PAG	Penske Automotive Group, Inc.	38,700	1,992,663

	Non-Store Retailers - 0.15%
LE	Lands’ End, Inc.*	13,986	501,818

	Oil and Gas - 8.34%
TPL	Texas Pacific Land Trust	195,280	28,286,308

	Oil and Gas Extraction - 0.18%
BLMC	Biloxi Marsh Lands Corporation	100	2,465
WPX	WPX Energy Inc.*	55,800	609,894
			612,359
	Oil Refining - 2.48%
PARR	Par Petroleum Corporation*	361,719	8,395,498

	Other Exchanges - 0.61%
CBOE	CBOE Holdings Inc.	16,990	975,311
URB/A CN	Urbana Corporation - Class A	695,071	1,108,557
			2,083,868
	Performing Arts, Spectator Sports, and Related Industries - 4.24%
LYV	Live Nation Entertainment, Inc.*	569,500	14,368,485

	Petroleum and Coal Products Manufacturing - 1.11%
CVI	CVR Energy, Inc.	88,300	3,758,048

	Publishing Industries (except Internet) - 0.21%
PRISY	Promotora de Informaciones S.A. - ADR*	484,833	591,496
VALU	Value Line, Inc.	7,615	111,255
			702,751
	Real Estate - 4.80%
DRM CN	Dream Unlimited Corp. - Class A*	2,235,000	16,269,946

	Rental and Leasing Services - 0.01%
CDCO	Comdisco Holding Company, Inc.*	7,560	31,374

	Restaurants - 7.57%
WEN	The Wendy’s Company	2,355,400	25,673,860

	Satellite Telecommunications - 0.57%
LORL	Loral Space & Communications Inc.*	14,000	958,160
VSAT	ViaSat, Inc.*	16,400	977,604
			1,935,764
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.00%
BHFKB BB	BHF Kleinwort Benson Group SA*	800	4,034

	Telecommunications - 0.03%
CIBY	CIBL, Inc.*	18	24,300
ICTG	ICTC Group Inc.*	208	3,744
LICT	LICT Corporation*	16	84,000
			112,044

	Transportation Equipment Manufacturing - 3.85%
ARII	American Railcar Industries, Inc.^	127,400	6,335,602
FDML	Federal-Mogul Holdings Corporation*	504,200	6,710,902
			13,046,504
	TOTAL COMMON STOCKS
	(cost $292,265,681)		336,140,221

		Principal
	CORPORATE BONDS - 0.07%	Amount
	General Merchandise Stores - 0.07%
	Sears Holdings Corporation
812350AF3	8.000%, 12/15/2019	$259,500	246,525
	TOTAL CORPORATE BONDS
	(cost $259,500)		246,525

	RIGHTS - 0.11%	Shares
	Rental and Leasing Services - 0.11%
CDCOR	Comdisco Holding Company, Inc.*#	5,634,807	363,445

	TOTAL RIGHTS
	(cost $1,088,543)		363,445

	WARRANTS - 0.07%
	General Merchandise Stores - 0.07%
SHLDW	Sears Holdings Corporation*^	9,591	239,775

	TOTAL WARRANTS
	(cost $97,552)		239,775

	SHORT-TERM INVESTMENTS - 0.48%	Principal Amount
	Commercial Paper - 0.48%
0492222575	U.S. Bank N.A., 0.02%, 04/01/2015	$1,638,000	1,638,000

	Money Market Funds - 0.00%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	748	748
	TOTAL SHORT-TERM INVESTMENTS
	(cost $1,638,748)		1,638,748

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 12.41%
	Money Market Funds - 12.41%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.22%b	42,109,037	42,109,037
	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $42,109,037)		42,109,037

	TOTAL INVESTMENTS - 112.23%
	(cost $337,459,061)(a)		$380,737,751

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2015. Total loaned securities had a market value of $40,607,281 at March 31, 2015.
#	- Contingent value right (contingent upon profitability of company).
b	- The rate quoted is the annualized seven-day yield as of March 31, 2015.
ADR	- American Depository Receipt.
REIT	- Real Estate Investment Trust.

(a) Cost for Federal income tax purposes as of March 31, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Net unrealized appreciation is as follows:

Gross unrealized appreciation	$85,329,265
Gross unrealized depreciation	(42,050,575)
Net unrealized appreciation	$43,278,690

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments - March 31, 2015 (Unaudited)

Identifier	COMMON STOCKS - 87.57%	Shares	Value
	Administrative and Support Services - 0.01%
MRKT	Markit Limited*	200	$5,380

	Asset Management - 13.05%
APO	Apollo Global Management LLC - Class A	18,900	408,240
BX	The Blackstone Group LP	9,200	357,788
BAM	Brookfield Asset Management Inc. - Class A	49,200	2,637,612
FII	Federated Investors, Inc. - Class B^	3,600	122,004
GBL	GAMCO Investors, Inc. - Class A	300	23,553
JZCP LN	JZ Capital Partners Limited	57,000	349,629
ONEXF	Onex Corporation	43,800	2,546,094
PSH NA	Pershing Square Holdings Limited*	100	2,849
SEC CN	Senvest Capital Inc.*	120	15,633
SII CN	Sprott, Inc.	41,155	87,733
806 HK	Value Partners Group Limited	306,000	288,529
			6,839,664
	Beverage and Tobacco Product Manufacturing - 0.09%
CWGL	Crimson Wine Group Limited*	5,080	46,228

	Chemical Manufacturing - 0.03%
KDUS	Cadus Corporation*	10,800	14,904

	Construction of Buildings - 0.08%
GRBK	Green Brick Partners, Inc.*	5,190	42,947

	Credit Intermediation and Related Activities - 3.00%
BBCN	BBCN Bancorp, Inc.	10	145
IFT	Imperial Holdings, Inc.*	225,400	1,571,038
			1,571,183
	Data Processor - 5.77%
MA	MasterCard, Inc. - Class A	15,000	1,295,850
V	Visa, Inc. - Class A	26,400	1,726,824
			3,022,674
	E-Commerce - 0.11%
QVCA	Liberty Interactive Corporation - Class A*	2,000	58,380

	Gaming - 2.64%
LVS	Las Vegas Sands Corp.	3,000	165,120
TPCA	Tropicana Entertainment Inc.*	78,400	1,216,768
			1,381,888
	General Merchandise Stores - 0.08%
SHLD	Sears Holdings Corporation*^	1,000	41,380

	Global Exchanges - 2.92%
JSE SJ	JSE Limited	83,600	848,751
LSE LN	London Stock Exchange Group plc	12,800	466,901
SGX SP	Singapore Exchange Limited	36,000	213,532
			1,529,184
	Holding Company - 17.66%
BOL FP	Bollore SA	10,000	53,300
CKI CN	Clarke Inc.	1,000	8,053
DDEJF	Dundee Corporation - Class A*	171,100	1,596,363
IEP	Icahn Enterprises LP	58,400	5,236,144
LUK	Leucadia National Corporation	47,600	1,061,004
PVF CN	Partners Value Fund Inc.*	42,900	1,305,748
			9,260,612
	Insurance Carriers and Related Activities - 3.06%
AFSI	AmTrust Financial Services, Inc.^	18,000	1,025,730
FRFHF	Fairfax Financial Holdings Limited	40	22,344
MKL	Markel Corporation*	725	557,496
			1,605,570
	Lessors of Nonresidential Buildings (except Miniwarehouses) - 7.89%
HHC	The Howard Hughes Corporation*	26,700	4,139,034

	Media - 1.35%
LTRPA	Liberty TripAdvisor Holdings Inc. - Series A*	5,948	189,087
LVNTA	Liberty Ventures - Series A*	12,403	521,050
			710,137
	Merchant Wholesalers, Durable Goods - 0.03%
AMRK	A-Mark Precious Metals, Inc.	1,600	16,960

	Mining (except Oil and Gas) - 2.32%
FNV	Franco-Nevada Corporation	5,400	262,116
OAK	Oaktree Capital Group LLC^	18,400	950,544
SAND	Sandstorm Gold Limited*^	1,800	5,904
			1,218,564

	Non-Store Retailers - 3.10%
BID	Sotheby’s	38,400	1,622,784

	Oil and Gas - 8.32%
TPL	Texas Pacific Land Trust	30,100	4,359,985

	Other Exchanges - 6.25%
CBOE	CBOE Holdings Inc.	42,000	2,411,010
NZX NZ	NZX Limited	359,002	297,914
URB/A CN	Urbana Corporation - Class A	356,004	567,785
			3,276,709
	Real Estate - 3.35%
DRM CN	Dream Unlimited Corp. - Class A*	241,200	1,755,844

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.82%
CME	CME Group, Inc.	6,400	606,144
ICE	IntercontinentalExchange Group, Inc.	4,000	933,080
LTS	Ladenburg Thalmann Financial Services Inc.*^	24,000	92,640
OTCM	OTC Markets Group Inc. - Class A^	86,385	1,421,033
			3,052,897
	Transportation - 0.01%
CKN LN	Clarkson plc	200	6,675

	Transportation Equipment Manufacturing - 0.01%
ARII	American Railcar Industries, Inc.^	100	4,973

	U.S. Equity Exchanges - 0.62%
NDAQ	The NASDAQ OMX Group, Inc.^	6,400	326,016

	TOTAL COMMON STOCKS
	(cost $33,309,499)		45,910,572

		Principal
	CORPORATE BONDS - 0.01%	Amount
	General Merchandise Stores - 0.01%
812350AF3	Sears Holdings Corporation
	8.00%, 12/15/2019	$5,500	5,225

	TOTAL CORPORATE BONDS
	(cost $5,500)		5,225

	MUTUAL FUNDS - 0.00%	Shares
	Funds, Trusts, and Other Financial Vehicles - 0.00%
TRF	Templeton Russia and East European Fund, Inc.	200	1,966

	TOTAL MUTUAL FUNDS
	(cost $2,544)		1,966

	RIGHTS - 0.00%
	Asset Management - 0.00%
WPSL	W.P. Stewart & Co., Limited*+	205	-

	TOTAL RIGHTS
	(cost $0)		-

	WARRANTS - 0.01%
	General Merchandise Stores - 0.01%
SHLDW	Sears Holdings Corporation*^	193	4,825

	TOTAL WARRANTS
	(cost $3,070)		4,825

		Principal
	SHORT-TERM INVESTMENTS - 9.73%	Amount
	Commercial Paper - 4.88%
0492222575	U.S. Bank N.A., 0.02%, 04/01/2015	$2,556,000	2,556,000

	Money Market Funds - 4.85%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	2,542,396	2,542,396

	TOTAL SHORT-TERM INVESTMENTS
	(cost $5,098,396)		5,098,396

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.40%
	Money Market Funds - 2.40%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.22%b	1,258,380	1,258,380

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $1,258,380)		1,258,380

	TOTAL INVESTMENTS - 99.72%
	(cost $39,677,389)(a)		$52,279,364

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2015. Total loaned securities had a market value of $1,219,729 at March 31, 2015.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2015.

(a) Cost for Federal income tax purposes as of March 31, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Net unrealized appreciation is as follows:

Gross Unrealized Appreciation	$16,924,998
Gross Unrealized Depreciation	(4,323,023)
Net Unrealized Appreciation	$12,601,975

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments - March 31, 2015 (Unaudited)

		Principal
Identifier	CORPORATE BONDS - 64.55%	Amount	Value
	Beverage and Tobacco Product Manufacturing - 2.15%
	Altria Group, Inc.
02209SAK9	4.125%, 09/11/2015	$100,000	$101,518
	The Coca-Cola Company
191216AP5	1.500%, 11/15/2015	100,000	100,701
	Dr. Pepper Snapple Group, Inc.
26138EAM1	2.900%, 01/15/2016	200,000	203,257
	PepsiCo, Inc.
713448CL0	0.950%, 02/22/2017#	200,000	200,396
	Reynolds American, Inc.
761713AV8	1.050%, 10/30/2015	175,000	175,181
			781,053
	Broadcasting (except Internet) - 0.55%
	NBCUniversal Media, LLC
63946BAB6	3.650%, 04/30/2015	100,000	100,222
	The Walt Disney Company
25468PCU8	0.450%, 12/01/2015	100,000	100,054
			200,276
	Chemical Manufacturing - 0.85%
	The Dow Chemical Company
260543CD3	2.500%, 02/15/2016	250,000	253,825
	Ecolab Inc.
278865AN0	1.000%, 08/09/2015	55,000	55,068
			308,893
	Computer and Electronic Product Manufacturing - 2.65%
	Apple, Inc.
037833AM2	1.050%, 05/05/2017#	250,000	251,317
	Covidien International Finance SA
22303QAK6	2.800%, 06/15/2015	100,000	100,462
	Hewlett-Packard Co.
428236BC6	2.125%, 09/13/2015	100,000	100,645
	Intel Corp.
458140AH3	1.950%, 10/01/2016	200,000	203,836
	International Business Machines Corporation
459200HD6	0.750%, 05/11/2015	100,000	100,042
	Texas Instruments Inc.
882508AR5	2.375%, 05/16/2016	200,000	204,242
			960,544
	Consumer Staples - 0.55%
	The Procter & Gamble Company
742718ED7	0.750%, 11/04/2016	200,000	200,366

	Credit Intermediation and Related Activities - 10.87%
	American Express Centurion
025815AA9	0.875%, 11/13/2015	250,000	250,523
	Bank of America Corporation
06051GES4	1.250%, 01/11/2016	250,000	250,520
	The Bank of New York Mellon Corporation
06406HCD9	0.700%, 10/23/2015	200,000	200,325
	Bank of Nova Scotia
064159BV7	0.950%, 03/15/2016	200,000	200,913
	Branch Banking & Trust Company
07330NAC9	1.450%, 10/03/2016	180,000	181,803
	Capital One Bank (USA), NA

140420NG1	1.200%, 02/13/2017	250,000	249,478
	Caterpillar Financial Services Corporation
14912L4S7	2.650%, 04/01/2016	200,000	204,128
	Citigroup Inc.
172967HG9	1.300%, 11/15/2016	350,000	350,699
	Fifth Third Bank
31677QAX7	0.900%, 02/26/2016	150,000	150,017
	General Electric Capital Corp.
36962G6M1	1.000%, 12/11/2015	200,000	200,833
	Harley-Davidson Financial Services Inc.
41283LAC9	1.150%, 09/15/2015, Acquired 01/08/2014 at $200,262■	200,000	200,443
	John Deere Capital Corporation
24422ERQ4	0.875%, 04/17/2015	100,000	100,022
24422ESH3	1.050%, 12/15/2016	200,000	200,558
	Key Bank NA
49327M2J2	1.100%, 11/25/2016	250,000	250,333
	Manufacturers and Traders Trust Company
55279HAF7	1.400%, 07/25/2017#	300,000	301,025
	PACCAR Financial Corporation
69371RK62	1.050%, 06/05/2015	100,000	100,137
	PNC Bank NA
69349LAN8	1.300%, 10/03/2016	250,000	251,593
	Teva Pharmaceuticals Finance
88166CAA6	3.000%, 06/15/2015	100,000	100,500
	Wells Fargo & Company
94974BFL9	1.250%, 07/20/2016	200,000	201,166
			3,945,016
	Digital Security - 0.42%
	Symantec Corp.
871503AG3	2.750%, 09/15/2015	150,000	151,190

	Diversified Financial Services - 1.40%
	The Goldman Sachs Group, Inc.
38143USC6	3.625%, 02/07/2016	300,000	306,483
	JPMorgan Chase & Co.
46623EJR1	1.100%, 10/15/2015	200,000	200,531
			507,014
	E-Commerce - 0.94%
	Amazon.com, Inc.
023135AK2	0.650%, 11/27/2015	200,000	200,245
	eBay, Inc.
278642AD5	0.700%, 07/15/2015	140,000	140,100
			340,345
	Electrical Equipment, Appliance, and Component Manufacturing - 0.28%
	Whirlpool Corporation
963320AP1	1.350%, 03/01/2017	100,000	100,275

	Fabricated Metal Product Manufacturing - 0.56%
	Danaher Corporation
235851AL6	2.300%, 06/23/2016	200,000	204,352

	Food and Beverage Stores - 0.83%
	The Kroger Co.
501044CU3	1.200%, 10/17/2016	300,000	300,963

	Food Manufacturing - 3.73%
	ConAgra Foods, Inc.
205887BH4	1.350%, 09/10/2015	100,000	100,217
205887BP6	1.300%, 01/25/2016	200,000	200,564
	General Mills, Inc.
370334BN3	0.875%, 01/29/2016	200,000	200,532

	HJ Heinz Co.
423074AL7	2.000%, 09/12/2016	150,000	150,150
	Kellogg Company
487836BG2	1.125%, 05/15/2015	200,000	200,139
487836BF4	1.875%, 11/17/2016	100,000	101,550
	Kraft Foods Group Inc.
50076QAK2	1.625%, 06/04/2015	200,000	200,344
	William Wrigley Jr. Company

982526AR6	1.400%, 10/21/2016, Acquired 10/28/2013 at $200,760■	200,000	200,810
			1,354,306
	Food Services and Drinking Places - 1.11%
	Starbucks Corporation
855244AE9	0.875%, 12/05/2016	400,000	401,001

	General Merchandise Stores - 1.17%
	Costco Wholesale Corporation
22160KAD7	0.650%, 12/07/2015	150,000	150,224
	Wal-Mart Stores, Inc.
931142CX9	1.500%, 10/25/2015	74,000	74,471
931142DE0	0.600%, 04/11/2016	200,000	200,448
			425,143
	Health and Personal Care Stores - 1.39%
	CVS Caremark Corporation
126650BT6	3.250%, 05/18/2015	100,000	100,338
126650CA6	1.200%, 12/05/2016	200,000	201,409
	Walgreen Company
931422AJ8	1.800%, 09/15/2017	200,000	202,183
			503,930
	Holding Company - 0.69%
	Berkshire Hathaway Finance Corp.
084664BX8	0.950%, 08/15/2016#	250,000	251,202

	Household and Personal Products - 0.97%
	Colgate-Palmolive Company
19416QDQ0	1.375%, 11/01/2015	150,000	150,930
19416QDX5	1.300%, 01/15/2017#	200,000	202,210
			353,140
	Insurance Carriers and Related Activities - 3.94%
	Aetna Inc.
00817YAK4	1.750%, 05/15/2017#	300,000	303,999
	American International Group, Inc.
02687QBW7	5.450%, 05/18/2017#	400,000	435,560
	UnitedHealth Group Inc.
91324PBX9	0.850%, 10/15/2015	100,000	100,213
91324PBS0	1.875%, 11/15/2016	285,000	289,866
	Anthem, Inc.
94973VAZ0	1.250%, 09/10/2015	300,000	300,749
			1,430,387
	Machinery Manufacturing - 1.49%
	Cameron International Corporation
13342BAN5	1.400%, 06/15/2017	242,000	238,570
	Illinois Tool Works, Inc.
452308AS8	0.900%, 02/25/2017#	300,000	300,935
			539,505
	Media - 0.89%
	Time Warner, Inc.
887317AC9	5.875%, 11/15/2016	300,000	323,143

	Merchant Wholesalers, Nondurable Goods - 1.80%
	AmerisourceBergen Corporation
03073EAK1	1.150%, 05/15/2017	300,000	299,105

	Express Scripts Holding Company
302182AF7	3.125%, 05/15/2016	150,000	153,692
	McKesson Corp.
581557AY1	0.950%, 12/04/2015	200,000	200,484
			653,281
	Miscellaneous Manufacturing - 3.89%
	3M Co.
88579YAD3	1.375%, 09/29/2016	250,000	253,290
	Baxter International Inc.
071813BH1	0.950%, 06/01/2016	200,000	200,382
	Becton Dickinson & Co.
075887BD0	1.800%, 12/15/2017	300,000	302,497
	CareFusion Corp.
14170TAL5	1.450%, 05/15/2017	300,000	300,381
	CR Bard, Inc.
067383AB5	2.875%, 01/15/2016	150,000	152,771
	Stryker Corporation
863667AC5	2.000%, 09/30/2016	200,000	203,304
			1,412,625
	Motor Vehicle and Parts Dealers - 0.69%
	AutoZone, Inc.
053332AQ5	1.300%, 01/13/2017	250,000	250,596

	Oil and Gas Extraction - 1.87%
	Apache Corporation
037411AS4	5.625%, 01/15/2017	350,000	377,454
	Marathon Oil Corporation
565849AJ5	0.900%, 11/01/2015	100,000	100,035
	Occidental Petroleum Corporation
674599CB9	1.750%, 02/15/2017#	200,000	202,522
			680,011
	Other Information Services - 0.62%
	Google Inc.
38259PAC6	2.125%, 05/19/2016	222,000	226,350

	Petroleum and Coal Products Manufacturing - 3.06%
	Chevron Corporation
166764AC4	0.889%, 06/24/2016	200,000	200,936
	Exxon Mobil Corporation
30231GAA0	0.921%, 03/15/2017#	200,000	200,761
	Hess Corporation
42809HAE7	1.300%, 06/15/2017	350,000	347,193
	Phillips 66
718546AJ3	2.950%, 05/01/2017	350,000	362,179
			1,111,069
	Pharmaceutical and Biotechnology - 4.91%
	Amgen Inc.
031162BF6	2.300%, 06/15/2016	427,000	433,536
	GlaxoSmithKline Capital Inc.
377372AG2	0.700%, 03/18/2016	200,000	200,441
	Johnson & Johnson
478160BF0	0.700%, 11/28/2016#	300,000	300,621
	Life Technologies Corporation
53217VAD1	3.500%, 01/15/2016	150,000	152,979
	Medtronic, Inc.
585055BB1	0.875%, 02/27/2017#	250,000	250,335
	Pfizer, Inc.
717081DJ9	1.100%, 05/15/2017#	300,000	301,983
	Thermo Fisher Scientific, Inc.
883556AS1	3.200%, 05/01/2015	140,000	140,270
			1,780,165

	Pharmaceuticals - 0.56%
	Mylan Inc.
628530AW7	1.800%, 06/24/2016	200,000	201,669

	Publishing Industries (except Internet) - 0.28%
	Thomson Reuters Corporation
884903BL8	0.875%, 05/23/2016	100,000	99,990

	Satellite Telecommunications - 1.12%
	DIRECTV Holdings, LLC
25459HAY1	3.500%, 03/01/2016	150,000	153,334
25459HBE4	2.400%, 03/15/2017	250,000	254,607
			407,941
	Support Activities for Mining - 0.70%
	Schlumberger Investment SA

806854AA3	1.950%, 09/14/2016, Acquired 01/10/2014 at $253,671■	250,000	254,516

	Support Activities for Transportation - 0.85%
	GATX Corporation
361448AK9	3.500%, 07/15/2016	300,000	308,376

	Telecommunications - 1.66%
	AT&T, Inc.
00206RBL5	0.800%, 12/01/2015	200,000	200,048
	Verizon Communications Inc.
92343VBH6	0.700%, 11/02/2015	200,000	200,036
	Vodafone Group plc
92857WAX8	1.625%, 03/20/2017	200,000	201,312
			601,396
	Transportation Equipment Manufacturing - 2.07%
	Lockheed Martin Corp.
539830AX7	2.125%, 09/15/2016	250,000	254,879
	Toyota Motor Credit Corp.
89233P6J0	0.875%, 07/17/2015	200,000	200,337
	VW Credit, Inc.
B84TD43	1.875%, 10/13/2016	290,000	294,038
			749,254
	Utilities - 1.96%
	Duke Energy Corporation
26441CAG0	2.150%, 11/15/2016	400,000	408,164
	Southern Power Company
843646AF7	4.875%, 07/15/2015	100,000	101,218
	Xcel Energy, Inc.
98389BAP5	0.750%, 05/09/2016	200,000	200,099
			709,481
	Waste Management and Remediation Services - 1.08%
	Waste Management, Inc.
94106LAX7	2.600%, 09/01/2016	383,000	390,143

	TOTAL CORPORATE BONDS
	(cost $23,397,151)		23,418,907

	U.S. GOVERNMENT AGENCY ISSUES - 3.39%1
	U.S. Government Agency Issues - 3.39%
	Federal Farm Credit Bank
3133ED4A7	0.375%, 10/07/2015#	300,000	300,199
	Federal Home Loan Banks
313371ZY5	1.875%, 12/11/2015#	175,000	176,975
313375RN9	1.000%, 03/11/2016#	200,000	201,168
	Federal Home Loan Mortgage Corporation
3137EADQ9	0.500%, 05/13/2016#	300,000	300,414
	Federal National Mortgage Association

31398A4K5	1.875%, 10/15/2015#	250,000	252,208
	TOTAL U.S. GOVERNMENT AGENCY ISSUES
	(cost $1,229,835)		1,230,964

	U.S. TREASURY OBLIGATIONS - 7.18%
	U.S. Treasury Notes - 7.18%
912828TK6	0.250%, 08/15/2015#	350,000	350,191
912828UW8	0.250%, 04/15/2016#	500,000	499,766
912828VL1	0.625%, 07/15/2016#	250,000	250,781
912828WA4	0.625%, 10/15/2016#	300,000	300,820
912828B74	0.625%, 02/15/2017#	200,000	200,344
912828TB6	0.750%, 06/30/2017	500,000	501,055
912828D49	0.875%, 08/15/2017#	500,000	502,344
	TOTAL U.S. TREASURY OBLIGATIONS
	(cost $2,595,365)		2,605,301

	EXCHANGE TRADED FUNDS - 20.14%	Shares
	Funds, Trusts, and Other Financial Vehicles - 20.14%
CSJ	iShares 1-3 Year Credit Bond ETF	34,100	3,598,573
MINT	PIMCO Enhanced Short Maturity ETF	4,700	475,405
SCPB	SPDR Barclays Short Term Corporate Bond ETF#	24,000	738,000
VCSH	Vanguard Short-Term Corporate Bond ETF	31,100	2,494,531
	TOTAL EXCHANGE TRADED FUNDS
	(cost $7,303,061)		7,306,509

	PURCHASED PUT OPTIONS - 0.16%	Contractsd
	Credit Intermediation and Related Activities - 0.10%
	iPath S&P 500 VIX Short-Term Futures ETN*
VXX 160115P00015000	Expiration Date: January 2016, Exercise Price: $15.00	12	678
VXX 160115P00020000	Expiration Date: January 2016, Exercise Price: $20.00	71	17,821
VXX 160115P00025000	Expiration Date: January 2016, Exercise Price: $25.00	30	16,950
			35,449
	Funds, Trusts, and Other Financial Vehicles - 0.06%
	ProShares Ultra VIX Short-Term Futures ETF*
UVXY 160115P00010000	Expiration Date: January 2016, Exercise Price: $10.00	6	1,935
UVXY 160115P00015000	Expiration Date: January 2016, Exercise Price: $15.00	29	20,010
			21,945
	PURCHASED PUT OPTIONS
	(cost $67,982)		57,394

	SHORT-TERM INVESTMENTS - 7.17%	Principal Amount
	Commercial Paper - 4.06%
0492222575	U.S. Bank N.A., 0.02%, 04/01/2015	$1,475,000	1,475,000

	Money Market Funds - 3.11%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%#b	1,128,525	1,128,525
	TOTAL SHORT-TERM INVESTMENTS
	(cost $2,603,525)		2,603,525

	TOTAL INVESTMENTS - 102.59%
	(cost $37,196,919)		$37,222,600

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
#	- All or a portion of the securities have been committed as collateral for written option contracts.
■	- Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 1.81%.
1	- The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2015.
d	- 100 shares per contract.
ETF	- Exchange Traded Fund.
ETN	- Exchange Traded Note.

(a) Cost for Federal income tax purposes as of March 31, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually,the table does not reflect tax adjustments. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Net unrealized appreciation is as follows:

Gross Unrealized Appreciation	$54,680
Gross Unrealized Depreciation	(28,999)
Net Unrealized Appreciation	$25,681

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written - March 31, 2015 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contractsd	Value
	Accommodation
	Carnival Corporation
CCL 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	34	$850
CCL 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	3	105
CCL 170120P00025000	Expiration: January 2017, Exercise Price: $25.00	8	540
CCL 170120P00028000	Expiration: January 2017, Exercise Price: $28.00	14	1,330
CCL 170120P00030000	Expiration: January 2017, Exercise Price: $30.00	32	3,760
	Marriott International Inc. - Class A
MAR 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	4	340
MAR 170120P00050000	Expiration: January 2017, Exercise Price: $50.00	4	660
MAR 170120P00055000	Expiration: January 2017, Exercise Price: $55.00	9	2,025
	Starwood Hotels & Resorts Worldwide, Inc.
HOT 160115P00052400	Expiration: January 2016, Exercise Price: $52.40	4	340
HOT 160115P00054900	Expiration: January 2016, Exercise Price: $54.90	10	1,045
HOT 160115P00057400	Expiration: January 2016, Exercise Price: $57.40	1	127
HOT 160115P00059900	Expiration: January 2016, Exercise Price: $59.90	5	785
HOT 170120P00054350	Expiration: January 2017, Exercise Price: $54.35	12	3,330
			15,237
	Administrative and Support Services
	Accenture plc - Class A
ACN 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	13	812
ACN 170120P00060000	Expiration: January 2017, Exercise Price: $60.00	2	375
ACN 170120P00065000	Expiration: January 2017, Exercise Price: $65.00	4	1,120
	Expedia, Inc.
EXPE 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	65
EXPE 160115P00062500	Expiration: January 2016, Exercise Price: $62.50	2	250
EXPE 170120P00055000	Expiration: January 2017, Exercise Price: $55.00	2	440
EXPE 170120P00060000	Expiration: January 2017, Exercise Price: $60.00	20	6,150
	The Priceline Group Inc.
PCLN 170120P00860000	Expiration: January 2017, Exercise Price: $860.00	1	4,305
			13,517
	Apparel Manufacturing
	L Brands, Inc.
LB 170120P00048000	Expiration: January 2017, Exercise Price: $48.00	27	3,173
LB 170120P00053000	Expiration: January 2017, Exercise Price: $53.00	8	1,240
			4,413
	Asset Management
	Affiliated Managers Group, Inc.
AMG 150619P00140000	Expiration: June 2015, Exercise Price: $140.00	2	85
	The Blackstone Group LP
BX 160115P00023000	Expiration: January 2016, Exercise Price: $23.00	53	1,722
	Franklin Resources, Inc.
BEN 160115P00039500	Expiration: January 2016, Exercise Price: $39.50	42	3,885
	KKR & Co. LP
KKR 160115P00013000	Expiration: January 2016, Exercise Price: $13.00	9	135
KKR 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	22	605
			6,432
	Beverage and Tobacco Product Manufacturing
	Anheuser-Busch InBev NV - ADR
BUD 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	6	660
	The Coca-Cola Company
KO 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	7	357
KO 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	4	328
KO 170120P00035000	Expiration: January 2017, Exercise Price: $35.00	17	3,791
	Constellation Brands, Inc. - Class A
STZ 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	4	240
STZ 170120P00070000	Expiration: January 2017, Exercise Price: $70.00	6	990
	Molson Coors Brewing Company - Class B
TAP 160115P00042500	Expiration: January 2016, Exercise Price: $42.50	6	210
TAP 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	5	237
TAP 160115P00047500	Expiration: January 2016, Exercise Price: $47.50	3	203
TAP 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	2	185
TAP 160115P00052500	Expiration: January 2016, Exercise Price: $52.50	2	255
TAP 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	9	1,508
TAP 170120P00055000	Expiration: January 2017, Exercise Price: $55.00	7	2,555
TAP 170120P00060000	Expiration: January 2017, Exercise Price: $60.00	2	1,040
	PepsiCo, Inc.
PEP 170120P00080000	Expiration: January 2017, Exercise Price: $80.00	3	1,252
	Philip Morris International, Inc.
PM 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	126
			13,937
	Broadcasting (except Internet)
	CBS Corporation - Class B
CBS 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	36	1,638
CBS 160115P00042500	Expiration: January 2016, Exercise Price: $42.50	8	628

CBS 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	15	1,455
	Comcast Corporation - Class A
CMCSA 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	10	465
CMCSA 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	13	806
CMCSA 170120P00038000	Expiration: January 2017, Exercise Price: $38.00	5	755
CMCSA 170120P00040000	Expiration: January 2017, Exercise Price: $40.00	11	2,046
	Sirius XM Holdings Inc.
SIRI 160115P00002500	Expiration: January 2016, Exercise Price: $2.50	160	480
	Twenty-First Century Fox, Inc. - Class A
FOXA 160115P00023000	Expiration: January 2016, Exercise Price: $23.00	14	420
FOXA 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	25	1,250
FOXA 170120P00023000	Expiration: January 2017, Exercise Price: $23.00	5	438
FOXA 170120P00025000	Expiration: January 2017, Exercise Price: $25.00	16	1,960
	The Walt Disney Company
DIS 170120P00065000	Expiration: January 2017, Exercise Price: $65.00	6	966
DIS 170120P00070000	Expiration: January 2017, Exercise Price: $70.00	3	655
			13,962
	Building Equipment Contractors
	Honeywell International Inc.
HON 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	7	441
HON 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	9	756
			1,197
	Building Material and Garden Equipment and Supplies Dealers
	Fastenal Company
FAST 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	20	1,950
FAST 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	3	390
FAST 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	2	425
FAST 170120P00030000	Expiration: January 2017, Exercise Price: $30.00	4	660
FAST 170120P00033000	Expiration: January 2017, Exercise Price: $33.00	16	3,800
	The Home Depot, Inc.
HD 170120P00070000	Expiration: January 2017, Exercise Price: $70.00	10	2,235
HD 170120P00075000	Expiration: January 2017, Exercise Price: $75.00	8	2,244
	Lowe’s Companies, Inc.
LOW 170120P00040000	Expiration: January 2017, Exercise Price: $40.00	15	1,500
LOW 170120P00045000	Expiration: January 2017, Exercise Price: $45.00	4	588
			13,792
	Chemical Manufacturing
	Celgene Corporation
CELG 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	4	298
CELG 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	2	211
CELG 170120P00065000	Expiration: January 2017, Exercise Price: $65.00	2	569
CELG 170120P00070000	Expiration: January 2017, Exercise Price: $70.00	3	1,042
CELG 170120P00075000	Expiration: January 2017, Exercise Price: $75.00	12	5,730
	CF Industries Holdings, Inc.
CF 160115P00175000	Expiration: January 2016, Exercise Price: $175.00	1	168
CF 160115P00180000	Expiration: January 2016, Exercise Price: $180.00	6	1,170
CF 160115P00185000	Expiration: January 2016, Exercise Price: $185.00	2	455
CF 160115P00190000	Expiration: January 2016, Exercise Price: $190.00	3	799
CF 170120P00195000	Expiration: January 2017, Exercise Price: $195.00	2	2,150
CF 170120P00200000	Expiration: January 2017, Exercise Price: $200.00	1	1,193
	The Dow Chemical Company
DOW 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	8	292
DOW 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	20	860
DOW 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	6	378
DOW 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	8	744
DOW 160115P00037000	Expiration: January 2016, Exercise Price: $37.00	35	4,270
DOW 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	13	2,087
	E.I. du Pont de Nemours and Company
DD 170120P00055000	Expiration: January 2017, Exercise Price: $55.00	4	1,120
	Eastman Chemical Company
EMN 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	6	1,050
EMN 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	18	5,085
EMN 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	6	2,700
	LyondellBasell Industries NV - Class A
LYB 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	11	1,787
LYB 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	7	1,663
LYB 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	12	3,390
	Monsanto Company
MON 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	4	478
MON 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	7	1,144
MON 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	1	204
MON 160115P00095000	Expiration: January 2016, Exercise Price: $95.00	5	1,438
MON 170120P00090000	Expiration: January 2017, Exercise Price: $90.00	4	2,020
	The Mosaic Company
MOS 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	19	1,653
MOS 160115P00037500	Expiration: January 2016, Exercise Price: $37.50	9	1,161
			47,309
	Clothing and Clothing Accessories Stores
	DSW Inc. - Class A
DSW 150417P00020000	Expiration: April 2015, Exercise Price: $20.00	7	52
DSW 150417P00022500	Expiration: April 2015, Exercise Price: $22.50	27	270

DSW 170120P00020000	Expiration: January 2017, Exercise Price: $20.00	35	8,750
DSW 170120P00022500	Expiration: January 2017, Exercise Price: $22.50	46	11,500
	The Gap, Inc.
GPS 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	51	1,607
GPS 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	36	1,674
	Nordstrom, Inc.
JWN 160115P00052500	Expiration: January 2016, Exercise Price: $52.50	4	204
JWN 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	5	318
JWN 170120P00055000	Expiration: January 2017, Exercise Price: $55.00	8	1,676
	Tiffany & Co.
TIF 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	91
TIF 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	1	147
TIF 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	7	1,277
TIF 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	2	447
TIF 160115P00072500	Expiration: January 2016, Exercise Price: $72.50	7	1,929
TIF 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	8	2,680
TIF 170120P00065000	Expiration: January 2017, Exercise Price: $65.00	2	780
TIF 170120P00070000	Expiration: January 2017, Exercise Price: $70.00	4	2,070
TIF 170120P00075000	Expiration: January 2017, Exercise Price: $75.00	3	2,033
			37,505
	Computer and Electronic Product Manufacturing
	Agilent Technologies, Inc.
A1 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	1	27
A1 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	25	1,225
A1 160115P00042500	Expiration: January 2016, Exercise Price: $42.50	3	204
A1 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	2	191
A 170120P00030000	Expiration: January 2017, Exercise Price: $30.00	6	1,104
A1 170120P00040000	Expiration: January 2017, Exercise Price: $40.00	23	4,301
A1 170120P00042500	Expiration: January 2017, Exercise Price: $42.50	5	1,157
	Apple, Inc.
AAPL 170120P00075000	Expiration: January 2017, Exercise Price: $75.00	1	264
AAPL 170120P00080000	Expiration: January 2017, Exercise Price: $80.00	6	1,920
	Broadcom Corporation - Class A
BRCM 160115P00027000	Expiration: January 2016, Exercise Price: $27.00	22	759
BRCM 170120P00028000	Expiration: January 2017, Exercise Price: $28.00	7	917
BRCM 170120P00030000	Expiration: January 2017, Exercise Price: $30.00	25	4,362
	Cisco Systems, Inc.
CSCO 170120P00018000	Expiration: January 2017, Exercise Price: $18.00	24	1,740
CSCO 170120P00020000	Expiration: January 2017, Exercise Price: $20.00	12	1,098
	EMC Corporation
EMC 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	7	343
EMC 170120P00023000	Expiration: January 2017, Exercise Price: $23.00	11	2,431
	Hologic, Inc.
HOLX 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	8	120
HOLX 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	14	280
	International Business Machines Corporation
IBM 160115P00130000	Expiration: January 2016, Exercise Price: $130.00	1	281
IBM 160115P00140000	Expiration: January 2016, Exercise Price: $140.00	2	945
IBM 160115P00160000	Expiration: January 2016, Exercise Price: $160.00	2	2,425
IBM 170120P00125000	Expiration: January 2017, Exercise Price: $125.00	1	640
IBM 170120P00130000	Expiration: January 2017, Exercise Price: $130.00	4	3,060
	QUALCOMM Inc.
QCOM 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	15	1,207
QCOM 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	6	828
QCOM 160115P00057500	Expiration: January 2016, Exercise Price: $57.50	7	1,256
QCOM 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	3	704
QCOM 170120P00055000	Expiration: January 2017, Exercise Price: $55.00	9	3,353
	Sony Corporation
SNE 160115P00013000	Expiration: January 2016, Exercise Price: $13.00	57	428
	St. Jude Medical, Inc.
STJ 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	8	540
STJ 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	19	2,185
	Texas Instruments Inc.
TXN 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	10	365
TXN 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	6	306
TXN 170120P00030000	Expiration: January 2017, Exercise Price: $30.00	4	242
TXN 170120P00033000	Expiration: January 2017, Exercise Price: $33.00	8	780
TXN 170120P00038000	Expiration: January 2017, Exercise Price: $38.00	7	1,061
			43,049
	Construction of Buildings
	Lennar Corporation - Class A
LEN 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	24	636
LEN 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	9	328
LEN 170120P00030000	Expiration: January 2017, Exercise Price: $30.00	21	2,426
LEN 170120P00033000	Expiration: January 2017, Exercise Price: $33.00	6	963
			4,353
	Consumer Staples
	The Procter & Gamble Company
PG 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	8	1,120
PG 170120P00070000	Expiration: January 2017, Exercise Price: $70.00	2	740
PG 170120P00075000	Expiration: January 2017, Exercise Price: $75.00	4	2,160
			4,020

	Couriers and Messengers
	FedEx Corp.
FDX 170120P00125000	Expiration: January 2017, Exercise Price: $125.00	6	3,390
FDX 170120P00130000	Expiration: January 2017, Exercise Price: $130.00	4	2,630
			6,020
	Credit Intermediation and Related Activities
	American Express Company
AXP 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	108
AXP 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	12	2,100
AXP 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	6	1,338
AXP 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	9	2,561
AXP 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	2	900
AXP 170120P00065000	Expiration: January 2017, Exercise Price: $65.00	5	1,950
AXP 170120P00070000	Expiration: January 2017, Exercise Price: $70.00	4	2,230
	Bank of America Corporation
BAC 160115P00012000	Expiration: January 2016, Exercise Price: $12.00	202	5,353
BAC 170120P00010000	Expiration: January 2017, Exercise Price: $10.00	37	1,313
BAC 170120P00013000	Expiration: January 2017, Exercise Price: $13.00	15	1,515
	The Bank of New York Mellon Corporation
BK 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	20	480
BK 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	5	292
	Capital One Financial Corporation
COF 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	8	712
	Citigroup Inc.
C 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	3	114
C 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	31	1,472
C 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	8	548
C 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	17	1,513
C 160115P00043000	Expiration: January 2016, Exercise Price: $43.00	8	1,064
	State Street Corporation
STT 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	2	156
	U.S. Bancorp
USB 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	3	179
USB 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	2	155
	Wells Fargo & Company
WFC 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	4	260
WFC 170120P00040000	Expiration: January 2017, Exercise Price: $40.00	15	2,738
WFC 170120P00045000	Expiration: January 2017, Exercise Price: $45.00	3	843
			29,894
	Data Processor
	MasterCard, Inc. - Class A
MA 160115P00059000	Expiration: January 2016, Exercise Price: $59.00	3	222
MA 160115P00062000	Expiration: January 2016, Exercise Price: $62.00	10	950
			1,172
	Diversified Financial Services
	The Goldman Sachs Group, Inc.
GS 160115P00115000	Expiration: January 2016, Exercise Price: $115.00	3	316
GS 160115P00120000	Expiration: January 2016, Exercise Price: $120.00	1	122
GS 170120P00150000	Expiration: January 2017, Exercise Price: $150.00	2	1,785
	JPMorgan Chase & Co.
JPM 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	21	1,061
JPM 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	38	3,306
			6,590
	E-Commerce
	Amazon.com, Inc.
AMZN 160115P00230000	Expiration: January 2016, Exercise Price: $230.00	1	285
AMZN 160115P00260000	Expiration: January 2016, Exercise Price: $260.00	1	533
AMZN 160115P00290000	Expiration: January 2016, Exercise Price: $290.00	1	980
AMZN 170120P00240000	Expiration: January 2017, Exercise Price: $240.00	1	1,120
AMZN 170120P00250000	Expiration: January 2017, Exercise Price: $250.00	1	1,305
	eBay, Inc.
EBAY 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	3	88
EBAY 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	2	360
EBAY 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	37	1,980
EBAY 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	9	954
EBAY 170120P00040000	Expiration: January 2017, Exercise Price: $40.00	18	2,952
	IAC/InterActiveCorp
IACI 150417P00050000	Expiration: April 2015, Exercise Price: $50.00	7	35
			10,592
	Electrical Equipment, Appliance, and Component Manufacturing
	Corning Inc.
GLW 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	13	279
GLW 170120P00015000	Expiration: January 2017, Exercise Price: $15.00	23	1,760
	Emerson Electric Co.
EMR 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	2	240
EMR 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	11	2,338
EMR 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	5	1,900
	Whirlpool Corporation

WHR 160115P00130000	Expiration: January 2016, Exercise Price: $130.00	2	325
			6,842
	Electronics and Appliance Stores
	Best Buy Co., Inc.
BBY 160115P00022490	Expiration: January 2016, Exercise Price: $22.49	16	616
BBY 160115P00024490	Expiration: January 2016, Exercise Price: $24.49	6	351
			967
	Equity Index
	CBOE Holdings Inc.
CBOE 160115P00039500	Expiration: January 2016, Exercise Price: $39.50	2	90
CBOE 160115P00049500	Expiration: January 2016, Exercise Price: $49.50	5	800
	S&P 500 Index
SPXW 150410P01980000	Expiration: April 2015, Exercise Price: $1,980.00	1	260
SPXW 150424P01995000	Expiration: April 2015, Exercise Price: $1,995.00	9	9,450
SPXW 150410P02000000	Expiration: April 2015, Exercise Price: $2,000.00	1	430
SPX 150417P02005000	Expiration: April 2015, Exercise Price: $2,005.00	2	1,710
SPXW 150424P02010000	Expiration: April 2015, Exercise Price: $2,010.00	1	1,310
SPX 150417P02010000	Expiration: April 2015, Exercise Price: $2,010.00	2	1,870
SPX 150417P02025000	Expiration: April 2015, Exercise Price: $2,025.00	5	6,100
SPXW 150410P02030000	Expiration: April 2015, Exercise Price: $2,030.00	2	1,770
SPXW 150410P02035000	Expiration: April 2015, Exercise Price: $2,035.00	3	3,000
SPXW 150424P02035000	Expiration: April 2015, Exercise Price: $2,035.00	4	7,500
SPXW 150410P02040000	Expiration: April 2015, Exercise Price: $2,040.00	3	3,375
SPX 150417P02040000	Expiration: April 2015, Exercise Price: $2,040.00	4	6,320
SPXW 150402P02045000	Expiration: April 2015, Exercise Price: $2,045.00	8	2,140
SPXW 150424P02050000	Expiration: April 2015, Exercise Price: $2,050.00	6	13,920
SPXW 150501P01995000	Expiration: May 2015, Exercise Price: $1,995.00	5	7,325
SPXW 150501P02015000	Expiration: May 2015, Exercise Price: $2,015.00	1	1,725
SPXW 150501P02020000	Expiration: May 2015, Exercise Price: $2,020.00	1	1,980
			71,075
	Fabricated Metal Product Manufacturing
	Danaher Corporation
DHR 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	3	210
DHR 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	28	3,150
DHR 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	5	763
			4,123
	Food and Beverage Stores
	Whole Foods Market, Inc.
WFM 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	8	352
WFM 170120P00028000	Expiration: January 2017, Exercise Price: $28.00	25	1,350
WFM 170120P00030000	Expiration: January 2017, Exercise Price: $30.00	6	444
			2,146
	Food Manufacturing
	Archer-Daniels-Midland Company
ADM 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	39	1,209
ADM 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	27	1,309
ADM 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	8	532
ADM 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	3	319
ADM 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	17	2,474
	Bunge Limited
BG 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	67
BG 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	10	1,350
	ConAgra Foods, Inc.
CAG 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	8	300
	Mead Johnson Nutrition Company
MJN 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	249
	Mondelez International Inc. - Class A
MDLZ 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	11	809
MDLZ 160115P00032000	Expiration: January 2016, Exercise Price: $32.00	8	924
	Tyson Foods, Inc. - Class A
TSN 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	8	320
TSN 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	5	325
TSN 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	14	1,400
TSN 170120P00028000	Expiration: January 2017, Exercise Price: $28.00	55	10,175
TSN 170120P00030000	Expiration: January 2017, Exercise Price: $30.00	34	7,990
			29,752
	Food Services and Drinking Places
	Starbucks Corporation
SBUX 170120P00060000	Expiration: January 2017, Exercise Price: $60.00	5	825
	Yum! Brands, Inc.
YUM 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	12	1,026
			1,851
	Funds, Trusts, and Other Financial Vehicles
	iShares MSCI Emerging Markets ETF
EEM 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	6	264
EEM 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	10	615
EEM 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	10	1,010
	Market Vectors Gold Miners ETF
GDX 150619P00013000	Expiration: June 2015, Exercise Price: $13.00	10	45
GDX 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	21	1,890
GDX 160115P00016000	Expiration: January 2016, Exercise Price: $16.00	15	1,890
			5,714

	Furniture and Home Furnishings Stores
	Bed Bath & Beyond Inc.
BBBY 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	10	580

	Gaming
	Las Vegas Sands Corp.
LVS 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	20	4,870
LVS 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	8	3,260
LVS 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	18	11,565
	Wynn Resorts Limited
WYNN 160115P00110000	Expiration: January 2016, Exercise Price: $110.00	7	6,405
WYNN 160115P00119000	Expiration: January 2016, Exercise Price: $119.00	1	1,298
WYNN 170120P00130000	Expiration: January 2017, Exercise Price: $130.00	4	11,060
			38,458
	General Merchandise Stores
	Macy’s, Inc.
M 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	19	703
M 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	5	330
M 170120P00040000	Expiration: January 2017, Exercise Price: $40.00	3	397
M 170120P00042500	Expiration: January 2017, Exercise Price: $42.50	23	3,841
M 170120P00045000	Expiration: January 2017, Exercise Price: $45.00	4	830
	Sears Holdings Corporation
SHLD 150619P00020000	Expiration: June 2015, Exercise Price: $20.00	12	354
SHLD 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	8	860
	Target Corporation
TGT 170120P00050000	Expiration: January 2017, Exercise Price: $50.00	19	2,157
	Wal-Mart Stores, Inc.
WMT 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	4	436
			9,908
	Health and Personal Care Stores
	CVS Caremark Corporation
CVS 170120P00065000	Expiration: January 2017, Exercise Price: $65.00	3	405
CVS 170120P00070000	Expiration: January 2017, Exercise Price: $70.00	8	1,468
			1,873
	Heavy and Civil Engineering Construction
	Chicago Bridge & Iron Company N.V.
CBI 160115P00032500	Expiration: January 2016, Exercise Price: $32.50	7	1,277
CBI 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	3	698
CBI 170120P00035000	Expiration: January 2017, Exercise Price: $35.00	8	3,320
CBI 170120P00037500	Expiration: January 2017, Exercise Price: $37.50	19	9,405
			14,700
	Insurance Carriers and Related Activities
	Aetna Inc.
AET 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	2	121
AET 170120P00060000	Expiration: January 2017, Exercise Price: $60.00	10	1,450
	Aflac, Inc.
AFL 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	2	191
AFL 170120P00045000	Expiration: January 2017, Exercise Price: $45.00	7	1,004
AFL 170120P00047500	Expiration: January 2017, Exercise Price: $47.50	4	702
	American International Group, Inc.
AIG 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	14	448
AIG 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	15	660
AIG 170120P00038000	Expiration: January 2017, Exercise Price: $38.00	5	717
AIG 170120P00040000	Expiration: January 2017, Exercise Price: $40.00	16	2,808
	Anthem Inc.
ANTM 160115P00082500	Expiration: January 2016, Exercise Price: $82.50	5	300
ANTM 160115P00087500	Expiration: January 2016, Exercise Price: $87.50	1	71
ANTM 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	2	154
ANTM 160115P00095000	Expiration: January 2016, Exercise Price: $95.00	2	193
ANTM 160115P00100000	Expiration: January 2016, Exercise Price: $100.00	1	118
	Humana Inc.
HUM 160115P00087500	Expiration: January 2016, Exercise Price: $87.50	2	100
HUM 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	2	110
HUM 160115P00095000	Expiration: January 2016, Exercise Price: $95.00	4	270
HUM 160115P00097500	Expiration: January 2016, Exercise Price: $97.50	2	150
HUM 160115P00100000	Expiration: January 2016, Exercise Price: $100.00	1	85
HUM 170120P00095000	Expiration: January 2017, Exercise Price: $95.00	8	1,880
HUM 170120P00105000	Expiration: January 2017, Exercise Price: $105.00	2	640
	Lincoln National Corporation
LNC 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	31	2,278
LNC 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	5	453
	MetLife, Inc.
MET 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	8	492
MET 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	27	2,606
MET 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	19	2,280
	Prudential Financial, Inc.
PRU 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	156
PRU 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	30	7,320
			27,757
	Leather and Allied Product Manufacturing

	Coach, Inc.
COH 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	5	275
COH 170120P00025000	Expiration: January 2017, Exercise Price: $25.00	46	4,715
COH 170120P00028000	Expiration: January 2017, Exercise Price: $28.00	6	945
	NIKE, Inc. - Class B
NKE 170120P00065000	Expiration: January 2017, Exercise Price: $65.00	12	2,094
NKE 170120P00070000	Expiration: January 2017, Exercise Price: $70.00	5	1,178
			9,207
	Machinery Manufacturing
	Baker Hughes Inc.
BHI 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	8	1,320
BHI 160115P00052500	Expiration: January 2016, Exercise Price: $52.50	4	846
BHI 170120P00040000	Expiration: January 2017, Exercise Price: $40.00	8	1,840
	Cameron International Corporation
CAM 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	8	2,420
CAM 170120P00045000	Expiration: January 2017, Exercise Price: $45.00	4	3,040
	Caterpillar Inc.
CAT 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	127
CAT 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	8	1,632
CAT 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	5	1,612
CAT 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	2	985
CAT 160115P00077500	Expiration: January 2016, Exercise Price: $77.50	3	1,815
CAT 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	2	1,455
CAT 160115P00082500	Expiration: January 2016, Exercise Price: $82.50	1	870
CAT 170120P00070000	Expiration: January 2017, Exercise Price: $70.00	12	7,920
CAT 170120P00075000	Expiration: January 2017, Exercise Price: $75.00	18	15,930
	Cummins Inc.
CMI 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	1	100
CMI 160115P00095000	Expiration: January 2016, Exercise Price: $95.00	4	530
CMI 160115P00100000	Expiration: January 2016, Exercise Price: $100.00	3	532
CMI 160115P00105000	Expiration: January 2016, Exercise Price: $105.00	12	2,820
CMI 160115P00110000	Expiration: January 2016, Exercise Price: $110.00	6	1,860
CMI 160115P00115000	Expiration: January 2016, Exercise Price: $115.00	1	395
	Eaton Corporation plc
ETN 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	17	1,955
ETN 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	12	2,190
ETN 160115P00057500	Expiration: January 2016, Exercise Price: $57.50	8	1,920
ETN 170120P00045000	Expiration: January 2017, Exercise Price: $45.00	10	2,275
	General Electric Company
GE 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	15	405
GE 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	34	1,530
	Ingersoll-Rand plc
IR 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	29	1,378
IR 160115P00047500	Expiration: January 2016, Exercise Price: $47.50	2	130
	National Oilwell Varco, Inc.
NOV 170120P00050000	Expiration: January 2017, Exercise Price: $50.00	10	9,350
			69,182
	Media
	Time Warner, Inc.
TWX 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	2	176
	Viacom Inc. - Class B
VIAB 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	25	7,063
VIAB 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	2	920
			8,159
	Merchant Wholesalers, Nondurable Goods
	Cardinal Health, Inc.
CAH 160115P00052500	Expiration: January 2016, Exercise Price: $52.50	17	680
CAH 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	10	475
	Express Scripts Holding Company
ESRX 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	13	637
ESRX 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	6	423
ESRX 160115P00057500	Expiration: January 2016, Exercise Price: $57.50	4	336
ESRX 170120P00060000	Expiration: January 2017, Exercise Price: $60.00	4	1,026
	Ralph Lauren Corporation
RL 160115P00110000	Expiration: January 2016, Exercise Price: $110.00	1	340
RL 160115P00115000	Expiration: January 2016, Exercise Price: $115.00	5	2,275
RL 160115P00120000	Expiration: January 2016, Exercise Price: $120.00	1	600
RL 160115P00125000	Expiration: January 2016, Exercise Price: $125.00	1	780
RL 160115P00130000	Expiration: January 2016, Exercise Price: $130.00	1	995
			8,567
	Mining (except Oil and Gas)
	BHP Billiton Limited - ADR
BHP 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	4	1,830
BHP 170120P00042500	Expiration: January 2017, Exercise Price: $42.50	21	13,335
BHP 170120P00045000	Expiration: January 2017, Exercise Price: $45.00	4	3,000
	Franco-Nevada Corporation
FNV 150417P00035000	Expiration: April 2015, Exercise Price: $35.00	17	170
FNV 150417P00040000	Expiration: April 2015, Exercise Price: $40.00	10	150
	Newmont Mining Corporation
NEM 160115P00013000	Expiration: January 2016, Exercise Price: $13.00	29	710
NEM 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	29	1,349

NEM 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	18	2,016
	Rio Tinto plc - ADR
RIO 160115P00037500	Expiration: January 2016, Exercise Price: $37.50	9	2,655
RIO 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	41	16,400
RIO 160115P00042500	Expiration: January 2016, Exercise Price: $42.50	2	1,070
RIO 170120P00035000	Expiration: January 2017, Exercise Price: $35.00	19	8,455
RIO 170120P00037500	Expiration: January 2017, Exercise Price: $37.50	11	6,105
			57,245
	Miscellaneous Manufacturing
	3M Co.
MMM 160115P00110000	Expiration: January 2016, Exercise Price: $110.00	1	114
MMM 170120P00110000	Expiration: January 2017, Exercise Price: $110.00	1	326
MMM 170120P00115000	Expiration: January 2017, Exercise Price: $115.00	1	410
MMM 170120P00125000	Expiration: January 2017, Exercise Price: $125.00	2	1,140
	Hasbro, Inc.
HAS 160115P00037500	Expiration: January 2016, Exercise Price: $37.50	2	165
HAS 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	12	1,290
HAS 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	7	980
HAS 170120P00040000	Expiration: January 2017, Exercise Price: $40.00	3	473
	Intuitive Surgical, Inc.
ISRG 160115P00350000	Expiration: January 2016, Exercise Price: $350.00	2	940
ISRG 170120P00340000	Expiration: January 2017, Exercise Price: $340.00	1	1,525
ISRG 170120P00370000	Expiration: January 2017, Exercise Price: $370.00	2	4,320
ISRG 170120P00390000	Expiration: January 2017, Exercise Price: $390.00	1	2,615
	Mattel, Inc.
MAT 170120P00023000	Expiration: January 2017, Exercise Price: $23.00	51	23,205
	Stryker Corporation
SYK 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	40
SYK 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	2	120
SYK 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	3	525
			38,188
	Motion Picture and Sound Recording Industries
	DreamWorks Animation SKG, Inc. - Class A
DWA 150619P00016000	Expiration: June 2015, Exercise Price: $16.00	36	450

	Motor Vehicle and Parts Dealers
	CarMax, Inc.
KMX 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	43	1,505
KMX 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	12	510
KMX 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	5	300
KMX 170120P00033000	Expiration: January 2017, Exercise Price: $33.00	3	248
KMX 170120P00035000	Expiration: January 2017, Exercise Price: $35.00	6	615
KMX 170120P00040000	Expiration: January 2017, Exercise Price: $40.00	10	1,600
			4,778
	Nonmetallic Mineral Product Manufacturing
	USG Corporation
USG 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	62	5,115
USG 170120P00018000	Expiration: January 2017, Exercise Price: $18.00	13	1,755
USG 170120P00020000	Expiration: January 2017, Exercise Price: $20.00	9	1,665
			8,535
	Non-Store Retailers
	Sotheby’s
BID 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	8	320
BID 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	16	1,240
BID1 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	2	235
BID 170120P00025000	Expiration: January 2017, Exercise Price: $25.00	8	740
BID 170120P00028000	Expiration: January 2017, Exercise Price: $28.00	12	1,650
BID 170120P00030000	Expiration: January 2017, Exercise Price: $30.00	6	1,140
			5,325
	Oil and Gas Extraction
	Anadarko Petroleum Corporation
APC 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	5	517
APC 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	3	483
APC 160115P00072500	Expiration: January 2016, Exercise Price: $72.50	1	455
APC 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	1	543
APC 170120P00060000	Expiration: January 2017, Exercise Price: $60.00	2	880
APC 170120P00065000	Expiration: January 2017, Exercise Price: $65.00	6	3,630
APC 170120P00070000	Expiration: January 2017, Exercise Price: $70.00	3	2,235
	Apache Corporation
APA 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	7	4,970
APA 170120P00050000	Expiration: January 2017, Exercise Price: $50.00	1	625
APA 170120P00055000	Expiration: January 2017, Exercise Price: $55.00	5	4,050
	Canadian Natural Resources Limited
CNQ 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	16	2,560
	Chesapeake Energy Corporation
CHK 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	5	1,512
CHK 170120P00015000	Expiration: January 2017, Exercise Price: $15.00	68	28,560
	Continental Resources, Inc.
CLR 160115P00032500	Expiration: January 2016, Exercise Price: $32.50	32	9,680
	Devon Energy Corporation
DVN 170120P00045000	Expiration: January 2017, Exercise Price: $45.00	6	2,280

	EOG Resources, Inc.
EOG 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	2	229
EOG 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	2	347
EOG 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	14	2,940
EOG 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	2	505
EOG 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	4	1,440
EOG 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	3	1,492
EOG 160115P00082500	Expiration: January 2016, Exercise Price: $82.50	1	580
EOG 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	4	2,700
EOG 170120P00065000	Expiration: January 2017, Exercise Price: $65.00	5	2,175
EOG 170120P00070000	Expiration: January 2017, Exercise Price: $70.00	7	4,025
	Marathon Oil Corporation
MRO 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	19	4,617
MRO 170120P00025000	Expiration: January 2017, Exercise Price: $25.00	18	7,155
	Occidental Petroleum Corporation
OXY1 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	2	619
OXY1 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	11	5,088
OXY1 170120P00065000	Expiration: January 2017, Exercise Price: $65.00	2	1,250
	Pioneer Natural Resources Company
PXD 160115P00115000	Expiration: January 2016, Exercise Price: $115.00	8	3,240
PXD 160115P00135000	Expiration: January 2016, Exercise Price: $135.00	1	825
			102,207
	Other Information Services
	Google Inc. - Class A
GOLG1 160115P00830000	Expiration: January 2016, Exercise Price: $830.00	1	1,265
GOLG8 160115P00900000	Expiration: January 2016, Exercise Price: $900.00e	1	209
GOOGL 160617P00405000	Expiration: June 2016, Exercise Price: $405.00	1	990
GOOGL 160617P00410000	Expiration: June 2016, Exercise Price: $410.00	1	980
GOOGL 160617P00420000	Expiration: June 2016, Exercise Price: $420.00	2	2,320
GOOGL 160617P00450000	Expiration: June 2016, Exercise Price: $450.00	1	1,610
			7,374
	Paper Manufacturing
	Kimberly-Clark Corporation
KMB1 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	2	130

	Performing Arts, Spectator Sports, and Related Industries
	Live Nation Entertainment, Inc.
LYV 160115P00013000	Expiration: January 2016, Exercise Price: $13.00	48	1,080
LYV 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	8	200
LYV 160115P00017000	Expiration: January 2016, Exercise Price: $17.00	32	1,440
			2,720
	Petroleum and Coal Products Manufacturing
	Chevron Corporation
CVX 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	2	508
CVX 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	2	705
	ConocoPhillips
COP 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	10	1,880
COP 170120P00050000	Expiration: January 2017, Exercise Price: $50.00	12	4,980
COP 170120P00055000	Expiration: January 2017, Exercise Price: $55.00	10	5,975
	Exxon Mobil Corporation
XOM 170120P00075000	Expiration: January 2017, Exercise Price: $75.00	3	1,823
	Hess Corporation
HES 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	4	968
HES 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	26	9,620
HES 170120P00065000	Expiration: January 2017, Exercise Price: $65.00	3	2,587
	Marathon Petroleum Corporation
MPC 160115P00057500	Expiration: January 2016, Exercise Price: $57.50	6	300
MPC 160115P00062500	Expiration: January 2016, Exercise Price: $62.50	2	175
MPC 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	7	735
MPC 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	8	940
MPC 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	1	142
MPC 170120P00065000	Expiration: January 2017, Exercise Price: $65.00	9	2,745
	Phillips 66
PSX 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	15	1,725
PSX 160115P00057500	Expiration: January 2016, Exercise Price: $57.50	4	590
PSX 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	14	2,625
PSX 160115P00062500	Expiration: January 2016, Exercise Price: $62.50	3	705
PSX 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	2	590
PSX 170120P00055000	Expiration: January 2017, Exercise Price: $55.00	14	4,515
PSX 170120P00060000	Expiration: January 2017, Exercise Price: $60.00	3	1,365
	Valero Energy Corporation
VLO 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	34	1,190
VLO 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	17	910
VLO 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	6	423
			48,721
	Pharmaceutical and Biotechnology
	AbbVie Inc.
ABBV 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	26	1,040
ABBV 160115P00037500	Expiration: January 2016, Exercise Price: $37.50	21	1,312
ABBV 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	11	798
ABBV 160115P00042500	Expiration: January 2016, Exercise Price: $42.50	6	705

ABBV 170120P00045000	Expiration: January 2017, Exercise Price: $45.00	10	3,650
ABBV 170120P00047500	Expiration: January 2017, Exercise Price: $47.50	8	3,600
	Amgen Inc.
AMGN 160115P00095000	Expiration: January 2016, Exercise Price: $95.00	4	424
AMGN 160115P00100000	Expiration: January 2016, Exercise Price: $100.00	1	133
AMGN 170120P00095000	Expiration: January 2017, Exercise Price: $95.00	1	355
AMGN 170120P00100000	Expiration: January 2017, Exercise Price: $100.00	2	717
AMGN 170120P00105000	Expiration: January 2017, Exercise Price: $105.00	1	505
AMGN 170120P00110000	Expiration: January 2017, Exercise Price: $110.00	2	1,210
AMGN 170120P00115000	Expiration: January 2017, Exercise Price: $115.00	2	1,415
AMGN 170120P00120000	Expiration: January 2017, Exercise Price: $120.00	5	4,225
	Biogen Inc.
BIIB 160115P00250000	Expiration: January 2016, Exercise Price: $250.00	3	1,005
BIIB 170120P00230000	Expiration: January 2017, Exercise Price: $230.00	2	1,580
BIIB 170120P00240000	Expiration: January 2017, Exercise Price: $240.00	3	2,655
	Bristol-Myers Squibb Company
BMY 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	18	837
BMY 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	15	802
BMY 160115P00043000	Expiration: January 2016, Exercise Price: $43.00	6	474
BMY 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	4	294
	Eli Lilly & Company
LLY 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	5	208
LLY 170120P00050000	Expiration: January 2017, Exercise Price: $50.00	7	1,575
	Gilead Sciences, Inc.
GILD 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	5	510
GILD 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	2	710
GILD 170120P00075000	Expiration: January 2017, Exercise Price: $75.00	1	635
GILD 170120P00080000	Expiration: January 2017, Exercise Price: $80.00	6	4,905
GILD 170120P00085000	Expiration: January 2017, Exercise Price: $85.00	2	2,035
	Merck & Co., Inc.
MRK 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	8	300
MRK 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	5	420
MRK 160115P00047000	Expiration: January 2016, Exercise Price: $47.00	5	540
MRK 170120P00040000	Expiration: January 2017, Exercise Price: $40.00	3	436
MRK 170120P00042500	Expiration: January 2017, Exercise Price: $42.50	15	2,820
MRK 170120P00045000	Expiration: January 2017, Exercise Price: $45.00	17	4,063
MRK 170120P00047500	Expiration: January 2017, Exercise Price: $47.50	3	914
	Pfizer, Inc.
PFE 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	25	650
	Thermo Fisher Scientific, Inc.
TMO 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	10	675
TMO 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	4	320
TMO 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	7	735
			50,187
	Pharmaceuticals
	Mylan Inc.
MYL 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	2	96
MYL 160115P00037000	Expiration: January 2016, Exercise Price: $37.00	10	550
MYL 170120P00035000	Expiration: January 2017, Exercise Price: $35.00	4	436
			1,082
	Pipeline Transportation
	The Williams Companies, Inc.
WMB 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	52	2,574
WMB 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	7	1,004
WMB 160115P00042000	Expiration: January 2016, Exercise Price: $42.00	13	2,418
WMB 170120P00035000	Expiration: January 2017, Exercise Price: $35.00	3	725
WMB 170120P00038000	Expiration: January 2017, Exercise Price: $38.00	7	2,205
WMB 170120P00040000	Expiration: January 2017, Exercise Price: $40.00	20	7,200
WMB 170120P00043000	Expiration: January 2017, Exercise Price: $43.00	5	2,350
			18,476
	Primary Metal Manufacturing
	Nucor Corporation
NUE 170120P00040000	Expiration: January 2017, Exercise Price: $40.00	5	1,913

	Professional, Scientific, and Technical Services
	Cerner Corporation
CERN 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	13	487
	Computer Sciences Corporation
CSC 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	5	812
	Fluor Corporation
FLR 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	9	2,363
FLR 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	3	1,320
FLR 170120P00047500	Expiration: January 2017, Exercise Price: $47.50	9	3,870
FLR 170120P00050000	Expiration: January 2017, Exercise Price: $50.00	11	5,720
	Leidos Holdings Inc.
LDOS 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	8	1,380
			15,952
	Publishing Industries (except Internet)
	Autodesk, Inc.
ADSK 160115P00037000	Expiration: January 2016, Exercise Price: $37.00	4	206
ADSK 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	5	382

ADSK 170120P00040000	Expiration: January 2017, Exercise Price: $40.00	17	3,808
ADSK 170120P00042500	Expiration: January 2017, Exercise Price: $42.50	4	1,058
	Nuance Communications, Inc.
NUAN 150417P00012000	Expiration: April 2015, Exercise Price: $12.00	12	30
NUAN 160115P00010000	Expiration: January 2016, Exercise Price: $10.00	8	220
			5,704
	Rail Transportation
	CSX Corporation
CSX 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	15	352
	Norfolk Southern Corporation
NSC 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	1	113
			465
	Real Estate
	TRI Pointe Homes, Inc.
TPH 170120P00010000	Expiration: January 2017, Exercise Price: $10.00	75	3,750

	Satellite Telecommunications
	DIRECTV
DTV 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	83
	DISH Network Corp. - Class A
DISH 160115P00043000	Expiration: January 2016, Exercise Price: $43.00	3	135
DISH 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	24	1,380
DISH 160115P00047000	Expiration: January 2016, Exercise Price: $47.00	15	1,163
	Liberty Global plc - Class A
LBTYA 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	2	110
LBTY2 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	3	750
	Time Warner Cable Inc.
TWC 160115P00110000	Expiration: January 2016, Exercise Price: $110.00	5	1,400
TWC 160115P00120000	Expiration: January 2016, Exercise Price: $120.00	1	485
TWC 170120P00105000	Expiration: January 2017, Exercise Price: $105.00	2	990
TWC 170120P00110000	Expiration: January 2017, Exercise Price: $110.00	2	1,210
			7,706
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities
	The Charles Schwab Corporation
SCHW 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	27	608
SCHW 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	46	1,380
SCHW 160115P00022000	Expiration: January 2016, Exercise Price: $22.00	17	1,105
	CME Group Inc.
CME 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	4	260
CME 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	10	725
	Morgan Stanley
MS 160115P00023000	Expiration: January 2016, Exercise Price: $23.00	61	1,982
MS 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	22	1,034
MS 170120P00025000	Expiration: January 2017, Exercise Price: $25.00	20	2,770
			9,864
	Software
	Adobe Systems, Inc.
ADBE 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	12	582
ADBE 160115P00047000	Expiration: January 2016, Exercise Price: $47.00	9	526
ADBE 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	6	468
ADBE 160115P00052500	Expiration: January 2016, Exercise Price: $52.50	13	1,293
ADBE 170120P00045000	Expiration: January 2017, Exercise Price: $45.00	3	467
ADBE 170120P00050000	Expiration: January 2017, Exercise Price: $50.00	4	796
ADBE 170120P00055000	Expiration: January 2017, Exercise Price: $55.00	5	1,578
			5,710
	Software Publishers
	Citrix Systems, Inc.
CTXS 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	8	520
CTXS 160115P00047500	Expiration: January 2016, Exercise Price: $47.50	11	1,072
CTXS 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	5	675
	Microsoft Corporation
MSFT 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	13	474
MSFT 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	10	515
MSFT 160115P00032000	Expiration: January 2016, Exercise Price: $32.00	14	1,057
MSFT 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	5	655
MSFT 170120P00033000	Expiration: January 2017, Exercise Price: $33.00	23	4,980
MSFT 170120P00035000	Expiration: January 2017, Exercise Price: $35.00	11	3,174
	Oracle Corporation
ORCL 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	44	1,540
ORCL 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	28	1,316
ORCL 160115P00032000	Expiration: January 2016, Exercise Price: $32.00	12	762
			16,740
	Support Activities for Mining
	Halliburton Company
HAL 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	3	186
HAL 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	6	612
HAL 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	10	1,395
HAL 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	22	4,730
HAL 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	6	1,701
HAL 170120P00035000	Expiration: January 2017, Exercise Price: $35.00	2	680
HAL 170120P00037500	Expiration: January 2017, Exercise Price: $37.50	3	1,200

HAL 170120P00040000	Expiration: January 2017, Exercise Price: $40.00	20	10,350
HAL 170120P00042500	Expiration: January 2017, Exercise Price: $42.50	8	4,960
	Helmerich & Payne, Inc.
HP 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	22	8,360
HP 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	5	2,700
	Schlumberger Limited
SLB 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	9	1,571
SLB 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	12	3,198
SLB 170120P00065000	Expiration: January 2017, Exercise Price: $65.00	2	810
SLB 170120P00070000	Expiration: January 2017, Exercise Price: $70.00	12	6,690
SLB 170120P00075000	Expiration: January 2017, Exercise Price: $75.00	2	1,465
	Transocean Limited
RIG 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	64	26,400
			77,008
	Support Activities for Transportation
	Expeditors International of Washington, Inc.
EXPD 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	6	180
EXPD 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	1	43
			223
	Telecommunications
	Verizon Communications Inc.
VZ 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	16	520

	Transportation Equipment Manufacturing
	American Railcar Industries, Inc.
ARII 150619P00045000	Expiration: June 2015, Exercise Price: $45.00	3	600
	The Boeing Company
BA 160115P00100000	Expiration: January 2016, Exercise Price: $100.00	13	1,462
BA 160115P00105000	Expiration: January 2016, Exercise Price: $105.00	2	284
BA 170120P00090000	Expiration: January 2017, Exercise Price: $90.00	13	3,322
BA 170120P00095000	Expiration: January 2017, Exercise Price: $95.00	2	660
	Harley-Davidson, Inc.
HOG 160115P00042500	Expiration: January 2016, Exercise Price: $42.50	3	213
HOG 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	3	286
HOG 170120P00050000	Expiration: January 2017, Exercise Price: $50.00	4	1,780
	Johnson Controls, Inc.
JCI 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	4	170
JCI 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	35	2,012
JCI 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	22	1,925
JCI 170120P00030000	Expiration: January 2017, Exercise Price: $30.00	13	1,333
JCI 170120P00033000	Expiration: January 2017, Exercise Price: $33.00	6	750
	Textron Inc.
TXT 160115P00027000	Expiration: January 2016, Exercise Price: $27.00	12	384
TXT 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	8	400
	United Technologies Corporation
UTX 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	3	268
UTX 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	3	353
UTX 170120P00075000	Expiration: January 2017, Exercise Price: $75.00	4	894
			17,096
	U.S. Equity Exchanges
	The NASDAQ OMX Group, Inc.
NDAQ 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	16	400

	TOTAL PUT OPTIONS WRITTEN
	(premiums received $1,704,058)		$1,092,321

d	- 100 Shares Per Contract Unless Otherwise Noted.
e	- 10 Shares Per Contract.
ADR	- American Depository Receipt.
ETF	- Exchange Traded Fund.

Disclosures about Derivative Instruments and Hedging Activities at March 31, 2015

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

As would be reflected in the Statement of Assets and Liabilities, the following is a summary of the fair values of derivative instruments as of March 31, 2015:

Equity Contracts	Assets		Liabilities
	Description	Fair Value	Description	Fair Value
Purchased Put Options	Investments,
	at value	$57,394		$-
Written Options			Written option
		-	contracts, at value	1,092,321
Total		$57,394		$1,092,321

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments - March 31, 2015 (Unaudited)

			Principal
Identifier	CONVERTIBLE BONDS - 11.98%		Amount	Value
	Administrative and Support Services - 3.75%
	WebMD Health Corporation
94770VAH5	2.250%, 03/31/2016		$400,000	$402,750
94770VAF9	2.500%, 01/31/2018#		4,875,000	4,978,594
				5,381,344
	Computer and Electronic Product Manufacturing - 0.41%
	Quantum Corp.
747906AJ4	4.500%, 11/15/2017		500,000	585,625
	Mining (except Oil and Gas) - 3.91%
	Detour Gold Corporation
250669AA6	5.500%, 11/30/2017		1,000,000	956,250
B7W1RP3	Kirkland Lake Gold Inc.
	6.000%, 06/30/2017	CAD	350,000	255,961
	Royal Gold, Inc.
780287AA6	2.875%, 06/15/2019		4,264,000	4,405,245
				5,617,456
	Oil and Gas Extraction - 3.52%
	Chesapeake Energy Corporation
165167BW6	2.750%, 11/15/2035#		650,000	654,875
165167CB1	2.250%, 12/15/2038		4,830,000	4,407,375
				5,062,250
	Real Estate - 0.39%
	Forest City Enterprises, Inc.
345550AP2	4.250%, 08/15/2018		446,000	562,517

	TOTAL CONVERTIBLE BONDS
	(cost $16,733,295)			17,209,192

	CORPORATE BONDS - 66.78%
	Ambulatory Health Care Services - 0.37%
	DaVita HealthCare Partners Inc.
23918KAM0	6.625%, 11/01/2020		200,000	210,125
23918KAP3	5.750%, 08/15/2022		300,000	319,875
				530,000
	Apparel Manufacturing - 2.16%
	L Brands, Inc.
532716AT4	6.625%, 04/01/2021		200,000	230,102
532716AU1	5.625%, 02/15/2022		2,600,000	2,873,000
				3,103,102
	Beverage and Tobacco Product Manufacturing - 0.07%
	Constellation Brands, Inc.
21036PAL2	4.250%, 05/01/2023		100,000	103,125
	Broadcasting (except Internet) - 3.63%
	AMC Networks, Inc.
00164VAB9	7.750%, 07/15/2021		700,000	763,000
	Cablevision Systems Corporation
12686CBB4	5.875%, 09/15/2022		200,000	210,250
	CCO Holdings LLC/Capital Corporation
1248EPAY9	5.250%, 09/30/2022		2,150,000	2,206,437
	Sinclair Television Group
829259AM2	5.375%, 04/01/2021		250,000	257,500
	Sirius XM Radio, Inc.
82967NAN8	5.750%, 08/01/2021, Acquired 02/28/2014-03/20/2014 at $783,900■		750,000	784,688
82967NAL2	4.625%, 05/15/2023, Acquired 04/11/2014-07/23/2014 at $712,309■		750,000	724,687
82967NAS7	6.000%, 07/15/2024, Acquired 07/02/2014 at $262,123■		250,000	263,125
				5,209,687
	Cable Distributor - 0.88%
	Altice SA
02154VAA9	7.750%, 05/15/2022, Acquired 07/02/2014 at $267,516■		250,000	254,844
	Numericable Group SA
67054LAB3	6.000%, 05/15/2022, Acquired 06/11/2014-11/04/2014 at $1,042,021■		1,000,000	1,013,750
				1,268,594
	Chemical Manufacturing - 4.05%
	Ashland Inc.
044209AF1	4.750%, 08/15/2022#		3,800,000	3,876,000
	LSB Industries, Inc.
502160AL8	7.750%, 08/01/2019		1,850,000	1,937,875
				5,813,875
	Construction of Buildings - 3.00%
	Lennar Corporation
526057BN3	4.750%, 11/15/2022		4,210,000	4,304,725
	Credit Intermediation and Related Activities - 0.86%
	Ally Financial, Inc.
02005NAE0	8.000%, 03/15/2020		161,000	192,395
	Sprint Capital Corp.
852060AG7	6.900%, 05/01/2019		1,000,000	1,038,750
				1,231,145

	Data Processing, Hosting and Related Services - 3.06%
	SunGard Data Systems, Inc.
867363AR4	7.375%, 11/15/2018	200,000	208,250
867363AX1	6.625%, 11/01/2019	4,051,000	4,187,721
			4,395,971
	E-Commerce - 2.95%
	IAC/InterActiveCorp
44919PAC6	4.750%, 12/15/2022	4,250,000	4,239,375
	Electrical Equipment, Appliance, and Component Manufacturing - 0.56%
	GrafTech International Limited

384313AD4	6.375%, 11/15/2020	1,000,000	810,000
	Fabricated Metal Product Manufacturing - 0.17%
	Ball Corp.
058498AS5	4.000%, 11/15/2023	250,000	245,000
	Food Manufacturing - 3.63%
	Post Holdings, Inc.
737446AE4	6.750%, 12/01/2021, Acquired 04/17/2014 at $261,543■	250,000	253,125
737446AB0	7.375%, 02/15/2022	4,775,000	4,954,063
			5,207,188
	Gaming - 3.29%
	MGM Resorts International
552953CA7	6.625%, 12/15/2021	756,000	811,283
	Wynn Las Vegas LLC
983130AT2	5.375%, 03/15/2022	3,300,000	3,432,000
983130AU9	4.250%, 05/30/2023, Acquired 07/02/2014-07/29/2014 at $486,609■	500,000	480,000
			4,723,283
	Health Care and Equipment Services - 0.51%
	Hologic, Inc.
436440AF8	6.250%, 08/01/2020	700,000	729,750
	Heavy and Civil Engineering Construction - 1.57%
	TRI Pointe Holdings, Inc.
962178AK5	4.375%, 06/15/2019, Acquired 08/28/2014-03/13/2015 at $2,271,823■	2,295,000	2,249,100
	Holding Company - 3.98%
	Icahn Enterprises
451102AX5	6.000%, 08/01/2020	3,750,000	3,909,562
451102BF3	5.875%, 02/01/2022	1,750,000	1,809,063
			5,718,625
	Hospitals - 0.22%
	Community Health System, Inc.
12543DAQ3	7.125%, 07/15/2020	200,000	212,250
	HCA Holdings, Inc.
40412CAB7	7.750%, 05/15/2021	100,000	106,656
			318,906
	Lessors of Nonresidential Buildings (except Miniwarehouses) - 4.29%
	The Howard Hughes Corporation
44267DAA5	6.875%, 10/01/2021, Acquired 03/05/2014-03/16/2015 at $6,223,010■	5,850,000	6,157,125
	Merchant Wholesalers, Durable Goods - 0.20%
	HD Supply, Inc.
40415RAK1	11.500%, 07/15/2020	250,000	290,313
	Mining (except Oil and Gas) - 1.51%
	Freeport-McMoRan Copper & Gold Inc.
35671DAU9	3.550%, 03/01/2022	1,100,000	1,019,109
	Peabody Energy Corporation
704549AK0	6.000%, 11/15/2018^	950,000	755,250
704549AH7	6.500%, 09/15/2020^	250,000	156,250
	Vulcan Materials Co.
929160AR0	7.500%, 06/15/2021	200,000	241,000
			2,171,609
	Motion Picture and Sound Recording Industries - 2.18%
	DreamWorks Animation SKG, Inc.
26153CAA1	6.875%, 08/15/2020, Acquired 03/03/2014-01/16/2015 at $3,379,486■	3,190,000	3,126,200
	Motor Vehicle and Parts Dealers - 2.61%
	Penske Automotive Group, Inc.
70959WAE3	5.750%, 10/01/2022	3,550,000	3,745,250
	Nonmetallic Mineral Product Manufacturing - 0.20%
	USG Corporation
903293AS7	9.750%, 01/15/2018	250,000	290,625
	Non-Store Retailers - 3.04%
	Sotheby’s
835898AF4	5.250%, 10/01/2022, Acquired 03/03/2014-10/03/2014 at $4,330,920#■	4,426,000	4,370,675
	Oil and Gas Extraction - 1.13%
	Continental Resources, Inc.
212015AH4	5.000%, 09/15/2022	100,000	98,750
	QEP Resources, Inc.
74733VAA8	6.875%, 03/01/2021	250,000	266,875
	WPX Energy Inc.
98212BAD5	6.000%, 01/15/2022	1,350,000	1,262,250
			1,627,875
	Pharmaceuticals - 0.19%
	Forest Laboratories, Inc.
345838AA4	5.000%, 12/15/2021, Acquired 04/01/2014 at $264,437■	250,000	278,388
	Professional, Scientific, and Technical Services - 0.36%
	Lamar Media Corp.
513075BE0	5.000%, 05/01/2023	250,000	256,875
	Nielsen Finance LLC
65409QBA9	4.500%, 10/01/2020	250,000	255,625
			512,500

	Publishing Industries (except Internet) - 0.82%
	Gannett Co., Inc.
364725BD2	5.125%, 10/15/2019	250,000	263,125
364725BA8	5.125%, 07/15/2020	250,000	261,562
364725BE0	6.375%, 10/15/2023	600,000	653,250
			1,177,937
	Rail Transportation - 0.18%
	Florida East Coast Holdings Corporation
340630AA0	6.750%, 05/01/2019, Acquired 07/09/2014 at $264,119■	250,000	252,500
	Real Estate - 3.87%
	Brookfield Residential Properties
11283WAA2	6.500%, 12/15/2020, Acquired 07/14/2014-03/20/2015 at $5,564,206■	5,300,000	5,565,000
	Rental and Leasing Services - 1.57%
	International Lease Finance Corp.
459745GF6	8.250%, 12/15/2020	1,850,000	2,257,000
	Satellite Telecommunications - 2.23%
	Dish DBS Corp.
25470XAH8	4.625%, 07/15/2017	3,000,000	3,086,250

25470XAB1	7.875%, 09/01/2019	100,000	112,000
			3,198,250
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.62%
	Oppenheimer Holdings, Inc.
683797AB0	8.750%, 04/15/2018	2,210,000	2,329,340
	Software and Services - 1.24%
	Crown Castle International Corp.
228227BE3	4.875%, 04/15/2022	723,000	752,372
228227BD5	5.250%, 01/15/2023	300,000	316,500
	Nuance Communications, Inc.
67020YAD2	5.375%, 08/15/2020, Acquired 02/14/2014-07/29/2014 at $706,203■	700,000	710,500
			1,779,372
	Telecommunications - 2.80%
	CenturyLink, Inc.
156700AS5	5.800%, 03/15/2022	500,000	523,125
	Hughes Satellite Systems Corp.
444454AB8	6.500%, 06/15/2019	500,000	545,000
444454AA0	7.625%, 06/15/2021	500,000	551,875
	Level 3 Financing, Inc.
527298AW3	7.000%, 06/01/2020	200,000	214,500
	Millicom International Cellular SA
600814AK3	4.750%, 05/22/2020, Acquired 08/28/2014 at $390,975■	390,000	383,760
	SoftBank Corp.
83404DAA7	4.500%, 04/15/2020, Acquired 04/24/2014-10/31/2014 at $1,213,019■	1,200,000	1,230,000
	Sprint Communications Inc.
852061AK6	9.000%, 11/15/2018, Acquired 12/30/2013 at $116,026■	100,000	115,000
	T-Mobile USA, Inc.
87264AAD7	6.633%, 04/28/2021	350,000	367,938
	Virgin Media Secured Finance plc
55181WAA2	5.375%, 04/15/2021, Acquired 02/11/2014 at $101,625■	90,000	94,837
			4,026,035
	Transportation Equipment Manufacturing - 1.55%
	Dana Holding Corp.
235825AC0	5.375%, 09/15/2021	250,000	260,625
	Lear Corp.
521865AU9	4.750%, 01/15/2023	500,000	505,000
	Navistar International Corp.
63934EAM0	8.250%, 11/01/2021^	1,500,000	1,464,375
			2,230,000
	Utilities - 0.23%
	NRG Energy, Inc.
629377BN1	7.625%, 01/15/2018	100,000	110,375
	ONEOK Inc.
682680AQ6	4.250%, 02/01/2022	230,000	218,102
			328,477
	TOTAL CORPORATE BONDS
	(cost $96,475,812)		95,915,922

	MUNICIPAL BONDS - 0.20%
	Air Transportation - 0.20%
	Branson Missouri Regional Airport Transportation Development District
105459AB7	6.000%, 07/01/2025c+	2,000,000	159,800
105459AC5	6.000%, 07/01/2037c+	1,500,000	119,850
			279,650
	TOTAL MUNICIPAL BONDS
	(cost $2,245,112)		279,650

	ESCROW NOTES - 0.04%
	Holding Company - 0.04%
29ESCQ8A3	Energy Future Intermediate Holdings Co. LLCc	1,000,000	52,500

	TOTAL ESCROW NOTES
	(cost $38,520)		52,500

	EXCHANGE TRADED NOTES - 0.00%	Shares
	Credit Intermediation and Related Activities - 0.00%
ZIV	VelocityShares Daily Inverse VIX Medium Term ETN*	100	4,208

	TOTAL EXCHANGE TRADED NOTES
	(cost $3,971)		4,208

	MUTUAL FUNDS - 7.07%
	Funds, Trusts, and Other Financial Vehicles - 7.07%
ACG	ACM Income Fund, Inc.^	131,200	1,012,864
ACP	Avenue Income Credit Strategies Fund	16,600	251,324
DSL	DoubleLine Income Solutions Fund	37,000	734,450
DBL	DoubleLine Opportunistic Credit Fund^	51,800	1,287,230
TLI	LMP Corporate Loan Fund Inc.	12,000	134,160
PCM	PCM Fund Inc.^	2,900	30,682
PCN	PIMCO Corporate Income Fund	1,700	26,180
PCI	PIMCO Dynamic Credit Income Fund	64,200	1,310,964
PDI	PIMCO Dynamic Income Fund	123,800	3,590,200
PKO	PIMCO Income Opportunity Fund	16,050	410,077
PFL	PIMCO Income Strategy Fund	20,600	234,840
PFN	PIMCO Income Strategy Fund II	20,100	201,804
SPE	Special Opportunities Fund Inc.	28,400	437,928
DMO	Western Asset Mortgage Defined Opportunity Fund Inc.^	19,500	468,390
WIW	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	1,000	11,340
WIA	Western Asset/Claymore Inflation-Linked Securities & Income Fund	800	9,224

	TOTAL MUTUAL FUNDS
	(cost $10,803,055)
			10,151,657
	PURCHASED PUT OPTIONS - 1.07%	Contractsd
	Credit Intermediation and Related Activities - 0.14%
	iPath S&P 500 VIX Short-Term Futures ETN*
VXX 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	4	226
VXX 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	536	134,536
VXX 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	114	64,410
			199,172
	Funds, Trusts, and Other Financial Vehicles - 0.93%
	ProShares Ultra VIX Short-Term Futures ETF*
UVXY2 160115P00008000	Expiration: January 2016, Exercise Price: $8.00	60	32,400
UVXY2 160115P00009000	Expiration: January 2016, Exercise Price: $9.00	214	135,355
UVXY 160115P00010000	Expiration: January 2016, Exercise Price: $10.00	54	17,415
UVXY2 160115P00010000	Expiration: January 2016, Exercise Price: $10.00	26	18,915
UVXY 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	850	586,500
UVXY 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	510	546,975
			1,337,560
	Motion Picture and Sound Recording Industries - 0.00%
	DreamWorks Animation SKG, Inc. - Class A*
DWA 160115P00010000	Expiration: January 2016, Exercise Price: $10.00	108	1,350
DWA 170120P00008000	Expiration: January 2017, Exercise Price: $8.00	144	2,520
			3,870

	TOTAL PURCHASED PUT OPTIONS
	(cost $1,463,548)		1,540,602

		Principal
	SHORT-TERM INVESTMENTS - 8.50%	Amount
	Commercial Paper - 4.31%
0492222575	U.S. Bank N.A., 0.02%, 04/01/2015	$6,199,000	6,199,000

	Money Market Funds - 4.19%	Shares
FIGXX	Fidelity Institutional Government Portfolio - Class I, 0.01%b	6,015,000	6,015,000
	TOTAL SHORT-TERM INVESTMENTS
	(cost $12,214,000)		12,214,000

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.20%
	Money Market Funds - 2.20%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.22%b	3,158,100	3,158,100

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
	(cost $3,158,100)		3,158,100

	TOTAL INVESTMENTS - 97.84%
	(cost $143,135,413)(a)		$140,525,831

Percentages are stated as a percent of net assets.

	*	-	Non-income producing security.
	^	-	This security or a portion of this security was out on loan at March 31, 2015. Total loaned securities had a market value of $3,057,093 at March 31, 2015.
	#	-	All or a portion of the shares have been committed as collateral for written option contracts.
	■	-	Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 19.71%.
	c	-	Default or other conditions exist and the security is not presently accruing income.
	+	-	Security is considered illiquid. The aggregate value of such securities is $279,650 or 0.20% of net assets.
	b	-	The rate quoted is the annualized seven-day yield as of March 31, 2015.
	d	-	100 shares per contract.
CAD		-	Canadian Dollars.
ETF		-	Exchange Traded Fund.
ETN		-	Exchange Traded Note.

(a) Cost for Federal income tax purposes as of March 31, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.  Net unrealized appreciation is as follows:

Gross Unrealized Appreciation	$2,001,459
Gross Unrealized Depreciation	(4,611,041)
Net Unrealized Appreciation	$(2,609,582)

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Options Written - March 31, 2015 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contractsd	Value
	Accommodation
	Marriott International Inc. - Class A
MAR 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	76	$1,710
MAR 160115P00042000	Expiration: January 2016, Exercise Price: $42.00	32	880
			2,590
	Administrative and Support Services
	Expedia, Inc.
EXPE 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	102	4,080
EXPE 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	12	780
			4,860
	Ambulatory Health Care Services
	DaVita HealthCare Partners Inc.
DVA 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	50	2,500

	Asset Management
	Apollo Global Management LLC - Class A
APO 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	28	15,680
	The Blackstone Group LP
BX 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	21	1,092
	Franklin Resources, Inc.
BEN 160115P00049500	Expiration: January 2016, Exercise Price: $49.50	56	18,760
			35,532
	Broadcasting (except Internet)
	Charter Communications, Inc. - Class A
CHTR 150619P00150000	Expiration: June 2015, Exercise Price: $150.00	36	3,330
	Comcast Corporation - Class A
CMCSA 170120P00035000	Expiration: January 2017, Exercise Price: $35.00	44	4,642
	Sirius XM Holdings Inc.
SIRI 160115P00003000	Expiration: January 2016, Exercise Price: $3.00	336	2,520
SIRI 160115P00003500	Expiration: January 2016, Exercise Price: $3.50	192	3,168
	Twenty-First Century Fox, Inc. - Class A
FOXA 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	14	2,030
			15,690
	Cable Distributor
	Liberty Global plc - Class A
LBTY2 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	6	1,500
	Chemical Manufacturing
	Celgene Corporation
CELG 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	84	12,180
	OPKO Health, Inc.
OPK 160115P00005000	Expiration: January 2016, Exercise Price: $5.00	180	2,700
OPK 170120P00005000	Expiration: January 2017, Exercise Price: $5.00	26	1,690
			16,570
	Clothing and Clothing Accessories Stores
	Tiffany & Co.
TIF 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	14	2,555
TIF 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	34	7,599
TIF 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	14	4,690
			14,844
	Computer and Electronic Product Manufacturing
	Apple, Inc.
AAPL 160115P00064290	Expiration: January 2016, Exercise Price: $64.29	77	2,233
AAPL 160115P00068570	Expiration: January 2016, Exercise Price: $68.57	84	3,192
AAPL 160115P00071430	Expiration: January 2016, Exercise Price: $71.43	14	665
AAPL 170120P00075000	Expiration: January 2017, Exercise Price: $75.00	90	23,805
	Sony Corporation
SNE 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	240	3,000
			32,895
	Construction of Buildings
	Lennar Corporation - Class A
LEN 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	56	924
LEN 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	73	2,665
LEN 170120P00035000	Expiration: January 2017, Exercise Price: $35.00	116	22,968
			26,557
	Couriers and Messengers
	FedEx Corp.
FDX 170120P00120000	Expiration: January 2017, Exercise Price: $120.00	54	25,380

	Credit Intermediation and Related Activities
	American Express Company
AXP 170120P00070000	Expiration: January 2017, Exercise Price: $70.00	108	60,210
	Bank of America Corporation
BAC 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	128	13,760
	Wells Fargo & Company
WFC 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	16	1,040
WFC 170120P00045000	Expiration: January 2017, Exercise Price: $45.00	144	40,464
			115,474

Data Processor
MasterCard, Inc. - Class A
MA 170120P00065000	Expiration: January 2017, Exercise Price: $65.00	108	32,454

	E-Commerce
	eBay, Inc.
EBAY 170120P00040000	Expiration: January 2017, Exercise Price: $40.00	72	11,808
EBAY 170120P00045000	Expiration: January 2017, Exercise Price: $45.00	144	36,072
			47,880
	Fabricated Metal Product Manufacturing
	Danaher Corporation
DHR 170120P00060000	Expiration: January 2017, Exercise Price: $60.00	28	7,350

	Food Services and Drinking Places
	Starbucks Corporation
SBUX 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	24	1,968
SBUX 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	28	2,884
			4,852
	Funds, Trusts, and Other Financial Vehicles
	iShares iBoxx $ High Yield Corporate Bond ETF
HYG 160115P00088000	Expiration: January 2016, Exercise Price: $88.00	222	81,030
HYG 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	18	8,820
			89,850
	Gaming
	Las Vegas Sands Corp.
LVS 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	74	47,545
LVS 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	26	24,700
	Wynn Resorts Limited
WYNN 160115P00150000	Expiration: January 2016, Exercise Price: $150.00	12	39,420
			111,665
	Health Care Equipment and Services
	Hologic, Inc.
HOLX 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	45	675

	Heavy and Civil Engineering Construction
	Chicago Bridge & Iron Company N.V.
CBI 170120P00030000	Expiration: January 2017, Exercise Price: $30.00	8	2,240

	Holding Company
	Icahn Enterprises LP
IEP 150619P00095000	Expiration: June 2015, Exercise Price: $95.00	24	20,280

	Insurance Carriers and Related Activities
	American International Group, Inc.
AIG 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	102	10,863
	AmTrust Financial Services, Inc.
AFSI 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	76	6,270
AFSI 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	38	5,605
			22,738
	Leather and Allied Product Manufacturing
	Coach, Inc.
COH 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	124	46,500

	Machinery Manufacturing
	The Manitowoc Company, Inc.
MTW 170120P00015000	Expiration: January 2017, Exercise Price: $15.00	40	6,300

	Media
	Viacom Inc. - Class B
VIAB 170120P00055000	Expiration: January 2017, Exercise Price: $55.00	56	20,160

	Mining (except Oil and Gas)
	Barrick Gold Corporation
ABX 160115P00013000	Expiration: January 2016, Exercise Price: $13.00	134	38,659
ABX 170120P00010000	Expiration: January 2017, Exercise Price: $10.00	32	5,712
	Franco-Nevada Corporation
FNV 150717P00040000	Expiration: July 2015, Exercise Price: $40.00	6	690
FNV 150717P00045000	Expiration: July 2015, Exercise Price: $45.00	10	2,625
	Freeport-McMoRan Copper & Gold Inc.
FCX 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	4	4,570
FCX 160115P00032000	Expiration: January 2016, Exercise Price: $32.00	20	26,650
	Royal Gold, Inc.
RGLD 170120P00042500	Expiration: January 2017, Exercise Price: $42.50	4	1,330
	Silver Wheaton Corporation
SLW 160115P00013000	Expiration: January 2016, Exercise Price: $13.00	32	1,344
SLW 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	52	4,446
SLW 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	52	10,218
SLW 170120P00013000	Expiration: January 2017, Exercise Price: $13.00	100	11,700
			107,944

	Oil and Gas Extraction
	Chesapeake Energy Corporation
CHK1 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	128	83,520
CHK1 160115P00023000	Expiration: January 2016, Exercise Price: $23.00	46	46,345
CHK1 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	14	14,560
	Continental Resources, Inc.
CLR 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	8	1,760
CLR 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	4	1,520
CLR 170120P00035000	Expiration: January 2017, Exercise Price: $35.00	20	12,700
	Talisman Energy Inc.
TLM 160115P00010000	Expiration: January 2016, Exercise Price: $10.00	116	41,180
			201,585
	Other Exchanges
	CBOE Holdings Inc.
CBOE 160115P00044500	Expiration: January 2016, Exercise Price: $44.50	50	4,125

	Other Information Services
	Google Inc. - Class A
GOLG1 160115P00950000	Expiration: January 2016, Exercise Price: $950.00	7	21,455
	Google Inc. - Class C
GOOG 170120P00360000	Expiration: January 2017, Exercise Price: $360.00	18	17,640
			39,095
	Performing Arts, Spectator Sports, and Related Industries
	Live Nation Entertainment, Inc.
LYV 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	180	4,500
LYV 160115P00017000	Expiration: January 2016, Exercise Price: $17.00	116	5,220
			9,720
	Petroleum and Coal Products Manufacturing
	ConocoPhillips
COP 170120P00055000	Expiration: January 2017, Exercise Price: $55.00	108	64,530
	Exxon Mobil Corporation
XOM 170120P00075000	Expiration: January 2017, Exercise Price: $75.00	90	54,675
			119,205
	Pharmaceutical and Biotechnology
	AbbVie Inc.
ABBV 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	76	5,510
	Amgen Inc.
AMGN 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	76	4,978
	Gilead Sciences, Inc.
GILD 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	76	1,672
			12,160
	Pipeline Transportation
	The Williams Companies, Inc.
WMB 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	144	7,128

	Publishing Industries (except Internet)
	Gannett Co., Inc.
GCI 170120P00025000	Expiration: January 2017, Exercise Price: $25.00	28	3,920

	Rail Transportation
	CSX Corporation
CSX 170120P00027000	Expiration: January 2017, Exercise Price: $27.00	216	47,088
	Union Pacific Corporation
UNP 170120P00085000	Expiration: January 2017, Exercise Price: $85.00	84	45,570
			92,658
	Real Estate
	TRI Pointe Homes, Inc.
TPH 170120P00012000	Expiration: January 2017, Exercise Price: $12.00	232	56,840

	Rental and Leasing Services
	Hertz Global Holdings, Inc.
HTZ 170120P00015000	Expiration: January 2017, Exercise Price: $15.00	48	6,480

	Restaurants
	The Wendy’s Company
WEN 160115P00007000	Expiration: January 2016, Exercise Price: $7.00	1,080	16,200

	Satellite Telecommunications
	DISH Network Corp. - Class A
DISH 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	2	115
DISH 160115P00047000	Expiration: January 2016, Exercise Price: $47.00	48	3,720
DISH 170120P00047500	Expiration: January 2017, Exercise Price: $47.50	4	1,040
DISH 170120P00050000	Expiration: January 2017, Exercise Price: $50.00	32	9,920
			14,795
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities
	CME Group Inc.
CME 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	10	1,250
CME 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	32	5,360
CME 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	90	20,250
	Intercontinental Exchange, Inc.
ICE 160115P00190000	Expiration: January 2016, Exercise Price: $190.00	30	15,450
			42,310

	Software and Services
	Nuance Communications, Inc.
NUAN 160115P00013000	Expiration: January 2016, Exercise Price: $13.00	210	20,475
NUAN 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	8	1,540
			22,015
	Support Activities for Mining
	Transocean Limited
RIG 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	120	320,400
RIG 170120P00010000	Expiration: January 2017, Exercise Price: $10.00	20	5,710
RIG 170120P00020000	Expiration: January 2017, Exercise Price: $20.00	2	1,840
			327,950
	Telecommunications
	Level 3 Communications, Inc.
LVLT 170120P00033000	Expiration: January 2017, Exercise Price: $33.00	12	1,440

	TOTAL PUT OPTIONS WRITTEN
	(premiums received $2,548,967)		$1,792,906

d	-	100 Shares Per Contract.
ETF	-	Exchange Traded Fund.

Disclosures about Derivative Instruments and Hedging Activities at March 31, 2015

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

As would be reflected in the Statement of Assets and Liabilities, the following is a summary of the fair values of derivative instruments as of March 31, 2015:

Equity Contracts	Assets		Liabilities
	Description	Fair Value	Description	Fair Value
Purchased Put Options	Investments,
	at value	$1,540,602		$-
Written Options			Written option
		-	contracts, at value	1,792,906
Total		$1,540,602		$1,792,906

Security Valuation

Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Foreign securities are valued by an independent pricing service. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If the composite option price is not available, the mean between the highest bid and the lowest asked quotations at the close of the exchanges will be used. If none of the above are available, exchange traded options are valued at the last quoted sales price. Non exchange traded options for which over-the-counter quotations are not readily available are valued at the mean of the current bid and asked prices. Debt obligations (including convertible securities) that are either investment grade or non-investment grade and irrespective of days to maturity will be valued as follows: Debt securities are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Investments in registered open-end investment companies other than exchange-traded funds are valued at their reported net asset value (“NAV”). Certain instruments such as repurchase agreements and demand notes, are traded at cost and there are no market values available for those instruments from third parties. Those instruments are priced at cost.

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio

The following is a summary of the inputs used to value The Internet Portfolio’s net assets as of March 31, 2015:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$150,553,954	$4,548	(1)	$-		$150,558,502
Escrow Notes	-	-		-	*	-	*
Rights	116,100	-		-		116,100
Short-Term Investments	995	2,015,000	+	-		2,015,995
Investments Purchased with the Cash						-
Proceeds from Securities Lending	4,275,292	-		-		4,275,292
Total Investments in Securities	$154,946,341	$2,019,548		-	*	$156,965,889

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industry:

	Administrative and Support Services	$1,866
	Telecommunications	2,682
		$4,548

	Transfers out of Level 1 into Level 2	$4,548
	Transfers out of Level 2 into Level 1	$23,279

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2014	-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases	-
Net sales	-	*
Transfer in and/or out of Level 3	-
Balance as of March 31, 2015	$-	*

Description	Fair Value at 3/31/2015		Valuation Techniques	Unobservable Input	Range
Escrow Notes	-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
+	Priced at amortized cost.

The Global Portfolio
The following is a summary of the inputs used to value The Global Portfolio’s net assets as of March 31, 2015:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$8,312,880	$516,095	(1)	$-	$8,828,975
Corporate Bonds	-	37,525		-	37,525
Mutual Funds	58,980	-		-	58,980
Warrants	34,750	-		-	34,750
Short-Term Investments	758	72,000	+	-	72,758
Investments Purchased with the Cash					-
Proceeds from Securities Lending	544,347	-		-	544,347
Total Investments in Securities	$8,951,715	$625,620		$-	$9,577,335

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

	Holding Company	$36,525
	Oil and Gas Extraction	95,260
	Publishing Industries (except Internet)	2,200
	Real Estate	381,452
	Restaurants	658
		$516,095

	Transfers out of Level 1 into Level 2	$36,934
	Transfers out of Level 2 into Level 1	$33,090

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

^	See Portfolio of Investments for breakout of investments by industry classification.
+	Priced at amortized cost.

The Paradigm Portfolio

The following is a summary of the inputs used to value The Paradigm Portfolio’s net assets as of March 31, 2015:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$1,088,916,633	$14,322,921	(1)	$-		$1,103,239,554
Corporate Bonds	-	1,558,950		-		1,558,950
Escrow Notes	-	-		-	*	-	*
Mutual Funds	21,626	-		-		21,626
Warrants	2,365,775	-		-		2,365,775
Short-Term Investments	764	23,533,000	+	-		23,533,764
Investments Purchased with the Cash
Proceeds from Securities Lending	73,399,826	-		-		73,399,826
Total Investments in Securities	$1,164,704,624	$39,414,871		$-	*	$1,204,119,495

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Holding Company	$24,350
	Oil and Gas Extraction	12,117,431
	Real Estate	2,176,606
	Restaurants	4,534
		$14,322,921

For the period ended March 31, 2015, there were no transfers into or out of Level 1 or Level 2.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2014	-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases	-
Net sales and/or write-offs	-	*
Transfer in and/or out of Level 3	-
Balance as of March 31, 2015	$-	*

Description	Fair Value at 3/31/2015		Valuation Techniques	Unobservable Input	Range
Escrow Notes	-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
+	Priced at amortized cost.

The Medical Portfolio
The following is a summary of the inputs used to value The Medical Portfolio’s net assets as of March 31, 2015:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$29,271,029	$-		$-	$29,271,029
Rights	17,205	-		-	17,205
Short-Term Investments	18	123,000	+	-	123,018
Investments Purchased with the Cash
Proceeds from Securities Lending	4,930,139	-		-	4,930,139
Total Investments in Securities	$34,218,391	$123,000		$-	$34,341,391

For the period ended March 31, 2015, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.
+	Priced at amortized cost.

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio’s net assets as of March 31, 2015:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$302,134,283	$34,005,938	(1)	$–	$336,140,221
Corporate Bonds	–	246,525		–	246,525
Rights	363,445	–		–	363,445
Warrants	239,775	–		–	239,775
Short-Term Investments	748	1,638,000	+	–	1,638,748
Investments Purchased with the Cash
Proceeds from Securities Lending	42,109,037	–		–	42,109,037
Total Investments in Securities	$344,847,288	$35,890,463		$–	$380,737,751

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

	Asset Management	$11,271,608
	Holding Company	5,813,470
	Publishing Industries (except Internet)	591,496
	Real Estate	16,269,946
	Rental and Leasing Services	31,374
	Telecommunications	28,044
		$34,005,938

	Transfers out of Level 1 into Level 2	$626,614

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

^	See Portfolio of Investments for breakout of investments by industry classification.

The Market Opportunities Portfolio

The following is a summary of the inputs used to value The Market Opportunities Portfolio’s net assets as of March 31, 2015:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$42,833,347	$3,077,225	(1)	$–		$45,910,572
Corporate Bonds	–	5,225		–		5,225
Mutual Funds	1,966	–		–		1,966
Rights	–	–		–	*	–	*
Warrants	4,825	–		–		4,825
Short-Term Investments	2,542,396	2,556,000	+	–		5,098,396
Investments Purchased with the Cash
Proceeds from Securities Lending	1,258,380	–		–		1,258,380
Total Investments in Securities	$46,640,914	$5,638,450		$–	*	$52,279,364

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Asset Management	$15,633
	Holding Company	1,305,748
	Real Estate	1,755,844
		$3,077,225

For the period ended March 31, 2015, there were no transfers into or out of Level 1 or Level 2.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2014	$-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases	-
Net sales	-
Transfer in and/or out of Level 3	-
Balance as of March 31, 2015	$-	*

Description	Fair Value at 3/31/2015	Valuation Techniques	Unobservable Input	Range
Rights	$-	Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
+	Priced at amortized cost.

The Alternative Income Portfolio

The following is a summary of the inputs used to value The Alternative Income Portfolio’s net assets as of March 31, 2015:

Assets^	Level 1	Level 2		Level 3	Total
Corporate Bonds	$-	$23,418,907		$-	$23,418,907
U.S. Government Agency Issues	-	1,230,964		-	1,230,964
U.S. Treasury Obligations	-	2,605,301		-	2,605,301
Exchange Traded Funds	7,306,509	-		-	7,306,509
Purchased Put Options	-	57,394		-	57,394
Short-Term Investments	1,128,525	1,475,000	+	-	2,603,525
Total Investments in Securities	$8,435,034	$28,787,566		$-	$37,222,600

Liabilities
Written Options	$–	$1,092,321		$–	$1,092,321

For the period ended March 31, 2015, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.
+	Priced at amortized cost.

The Multi-Disciplinary Income Portfolio
The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio’s net assets as of March 31, 2015:

Assets^	Level 1	Level 2		Level 3	Total
Convertible Bonds	$-	$17,209,192		$-	$17,209,192
Corporate Bonds	-	95,915,922		-	95,915,922
Municipal Bonds	-	279,650		-	279,650
Escrow Notes	-	52,500		-	52,500
Exchange Traded Notes	4,208	-		-	4,208
Mutual Funds	10,151,657	-		-	10,151,657
Purchased Put Options	-	1,540,602		-	1,540,602
Short-Term Investments	6,015,000	6,199,000	+	-	12,214,000
Investments Purchased with the Cash
Proceeds from Securities Lending	3,158,100	-		-	3,158,100
Total Investments in Securities	$19,328,965	$121,196,866		$-	$140,525,831

Liabilities
Written Options	$-	$1,792,906		$-	$1,792,906

For the period ended March 31, 2015, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.
+	Priced at amortized cost.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*	/s/ Peter B. Doyle
Peter B. Doyle, President

Date May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter B. Doyle
Peter B. Doyle, President

Date May 28, 2015

By (Signature and Title)*	/s/ Leonid Polyakov
Leonid Polyakov, Treasurer

Date 5/21/2015

* Print the name and title of each signing officer under his or her signature.